                            Registration No. 2-75412

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                      Post-Effective Amendment No. 16 /X/

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                             Amendment No. 16 /x/

            Massachusetts Mutual Variable Annuity Separate Account 1
            --------------------------------------------------------
                           (Exact Name of Registrant)

                   Massachusetts Mutual Life Insurance Company
                   -------------------------------------------
                               (Name of Depositor)

               1295 State Street, Springfield, Massachusetts 01111
               ---------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (413) 788-8411

                                Thomas F. English
                   ------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box)

    immediately upon filing pursuant to paragraph (b) of Rule 485.
 ---
  X on May 1, 1997 pursuant to paragraph (b) of Rule 485.
 ---
    60 days after filing pursuant to paragraph (a) of Rule 485.
 ---
    on (date) pursuant to paragraph (a) of Rule 485.
 ---

                       STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                           CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-4


N-4 Item                                                               Caption in Prospectus
--------                                                               ---------------------

1......................................................................Cover Page

2......................................................................Glossary

3......................................................................Table of Fees and Expenses

4......................................................................Condensed Financial
                                                                       Information; Performance
                                                                       Measures

5......................................................................MassMutual, the Separate
                                                                       Accounts and the Trust

6......................................................................Contract Charges;
                                                                       Distribution

7......................................................................Miscellaneous Provisions;
                                                                       An  Explanation  of  the  Contracts;   Reservation  of
                                                                       Rights; Contract Owner's Voting Rights

8......................................................................The Annuity (Pay-Out Period)

9......................................................................The Death Benefit

10.....................................................................The Accumulation (Pay-In)
                                                                       Period; Distribution

11.....................................................................Right to Return Contract;
                                                                       Redemption Privilege

12.....................................................................Federal Tax Status

13.....................................................................None

14.....................................................................Additional Information

                                                                       Caption in Statement of
                                                                       -----------------------
                                                                       Additional Information
                                                                       ----------------------
15.....................................................................Cover Page

16.....................................................................Table of Contents

17.....................................................................General Information

18.....................................................................Service Arrangements and
                                                                       Distribution

19.....................................................................Performance Measures

20.....................................................................Contract Value Calculations

21.....................................................................Reports of Independent
                                                                       Accountants and Financial Statements

                                   PROSPECTUS

                                   MAY 1, 1997

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                  FLEX-ANNUITY

                      FLEXIBLE PURCHASE PAYMENT INDIVIDUAL

                           VARIABLE ANNUITY CONTRACTS

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

                        (FOR TAX QUALIFIED ARRANGEMENTS)

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2

                      (FOR NON-TAX QUALIFIED ARRANGEMENTS)

                                1295 STATE STREET

                           SPRINGFIELD, MASSACHUSETTS

                                (413) 788-8411

THIS PROSPECTUS (THE "PROSPECTUS") SETS FORTH THE INFORMATION ABOUT MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNTS 1 AND 2 (THE "SEPARATE ACCOUNTS") THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. CERTAIN ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNTS IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE ADDITIONAL INFORMATION IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE. TO OBTAIN SUCH INFORMATION, PLEASE CONTACT ANNUITY SERVICE CENTER, H305, P.O. BOX 9067, SPRINGFIELD, MASSACHUSETTS 01101, 1-800-234-5606. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 16 OF THIS PROSPECTUS.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE TO INFORMATION ABOUT THE SEPARATE ACCOUNTS.

                              ------------------


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE PROSPECTUS (DATED MAY 1,
1997) OF MML SERIES INVESTMENT FUND (THE "TRUST"), WHICH IS ATTACHED HERETO. THE PROSPECTUS FOR THE TRUST DESCRIBES THE INVESTMENT OBJECTIVES AND RISKS OF INVESTING IN THE FOUR AVAILABLE FUNDS: MML EQUITY FUND; MML MONEY MARKET FUND; MML MANAGED BOND FUND; AND MML BLEND FUND.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Table Of Contents

                                                                                                                              Page
                                                                                                                              ----
Glossary.................................................................................................................      3
Table of Fees and Expenses...............................................................................................      4
Flex-Annuity Condensed Financial Information.............................................................................      5
Special Information......................................................................................................      6
The Contracts, MassMutual, The Separate Accounts and The Trust...........................................................      6
   The Contracts.........................................................................................................      6
   MassMutual............................................................................................................      6
   The Separate Accounts.................................................................................................      6
   The Trust.............................................................................................................      6
     Investments and Objectives..........................................................................................      6
An Explanation of the Contracts..........................................................................................      7
   General...............................................................................................................      7
   The Accumulation (Pay-In) Period......................................................................................      7
     How Contracts Were Purchased........................................................................................      7
       Subsequent Purchases..............................................................................................      7
       Wire Transfers....................................................................................................      7
     Purchase of Accumulation Units......................................................................................      8
     Transfers Among Divisions...........................................................................................      8
     Right to Return Contracts...........................................................................................      8
     The Death Benefit...................................................................................................      8
   The Annuity (Pay-Out) Period..........................................................................................      9
     Annuity Benefits....................................................................................................      9
     Fixed Annuity.......................................................................................................      9
     Variable Monthly Annuity............................................................................................      9
     Payment Options.....................................................................................................      9
     Life Income Payments................................................................................................      9
     Joint and Survivor Life Income Payments.............................................................................      9
     Joint and Survivor Life Income Payments (Two Thirds to Survivor)....................................................     10
     Payments After Death of Variable Annuitant..........................................................................     10
     Special Limitations.................................................................................................     10
   Redemption Privilege..................................................................................................     10
     Tax-Sheltered Annuity Redemption Restrictions.......................................................................     10
   Contract Charges......................................................................................................     10
     Asset Charge........................................................................................................     11
     Administrative Charge...............................................................................................     11
     Contingent Deferred Sales Charge....................................................................................     11
     Deduction for Premium Taxes.........................................................................................     12
     Waiver of Certain Charges...........................................................................................     12
Distribution.............................................................................................................     12
Miscellaneous Provisions.................................................................................................     12
     Termination of Liability............................................................................................     12
     Adjustment of Units and Unit Values.................................................................................     13
     Periodic Statements.................................................................................................     13
Contract Owner's Voting Rights...........................................................................................     13
Reservation of Rights....................................................................................................     13
Federal Tax Status.......................................................................................................     13
     Introduction........................................................................................................     13
     Tax Status of MassMutual............................................................................................     13
   Taxation of Contracts In General......................................................................................     13
   Penalty Taxes.........................................................................................................     14
   Annuity Distribution Rules of Section 72(s)...........................................................................     14
   Tax Withholding.......................................................................................................     14
   Tax Reporting.........................................................................................................     14
   Taxation of Qualified Plans, IRAs and TSAs............................................................................     15
Performance Measures.....................................................................................................     15
     Standardized Average Annual Total Return............................................................................     15
   Additional Performance Measures.......................................................................................     15
     Percentage Change In Accumulation Unit Values.......................................................................     15
     Yield and Effective Yield...........................................................................................     15
Additional Information...................................................................................................     16


Glossary


You or Your refers to the Contract Owner.

Accumulated Value: The value of a Contract on or prior to the maturity date, equal to the sum of the products obtained by multiplying the number of Accumulation Units in each Division then credited to the Contract by the appropriate Accumulation Unit Value.

Accumulation Unit: A unit of measurement used in determining the amount of a Contract on or prior to its maturity date.

Annuity Unit: A unit of measurement used in determining the amount of each Variable Monthly Annuity payment.

Contract Owner: The owner of a Contract. The Contract Owner could be the Variable Annuitant, an employer, a trust, a custodian or any entity specified in an employee benefit plan, except that where the Contract is issued for use in arrangements other than retirement plans which qualify for special federal tax treatment, the Contract Owner may be only the Variable Annuitant, a custodian for a minor annuitant under the Uniform Gifts (or Transfers) to Minors Act, or a non-individual third-party. If the Contract is issued under Section 403(b),
Section 408(b) or Section 408(k) of the Internal Revenue Code, the Contract Owner must be the Variable Annuitant.

Contract Year: A period of 12 months starting on the effective date of your Contract and on each anniversary of the effective date.

Division: A sub-account of a Separate Account, the assets of which consist of shares of a specified Fund.

Fixed Annuity: A benefit providing for periodic payments of a fixed-dollar amount throughout the annuity period. The benefit does not vary with or reflect the investment performance of any Division of a Separate Account.

Funds: The four separate series of shares of MML Series Investment Fund, the open-end, diversified management investment company in which the Divisions of the Separate Accounts invest.

Home Office: Massachusetts Mutual Life Insurance Company ("MassMutual"), 1295 State Street, Springfield, MA 01111.

Maturity Date: The date designated by the Contract Owner as of which Variable Monthly or Fixed Annuity payments or a payment in one sum (whichever is elected) will commence.

Payment Calculation Date: The date as of which the dollar amount of any Variable Monthly Annuity payment is determined. Such date is the earliest Valuation Date which is not more than 10 days before the payment is due.

Purchase Payment: An amount paid to MassMutual by or on behalf of the Variable Annuitant.

Service Center: The office at which the administration of the Contract occurs.

Valuation Date: Each day on which the net asset value of the shares of any of the Funds is determined.

Valuation Period: The period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.

Valuation Time: The time of the close of the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. All actions which are to be performed on a Valuation Date will be performed as of the Valuation Time.

Variable Annuitant: The person or persons on whose life or lives the Contract is issued.

Variable Monthly Annuity: A benefit providing for periodic payments which vary with and reflect the investment performance of one or more Divisions of a Separate Account.

Table Of Fees And Expenses


Contract Owner Transaction Expenses
-----------------------------------
Sales Load Imposed on Purchases.............................................None
Deferred Sales Load (as a percentage of the current value of the accumulation units purchased in each level now being redeemed)



     Level                                  Cumulative Purchase Payments          Deferred Sales Load*
     -----                                  ----------------------------          -------------------
      1.................................... First $3,000                          11% in year purchase is made, decreasing 1%
                                                                                  per year until it is 0.
      2.................................... Next $32,000                          5% in year purchase payment made, decreasing
                                                                                  1% per year until it is 0.
      3.................................... Over $35,000                          0%


Redemption Fees                                                                    The annual administration charge is assessed
                                                                                   if the Contract is redeemed off-anniversary.
                                                                                   None
Transfer Fee                                                                       $35
Annual Administrative Fee

Separate Account Annual Expenses (as a percentage of average account values)
----------------------------------------------------------------------------
     Mortality and Expense Risk Fee..................                             1.25%
     Account Fees and Expenses                                                    0.00%
                                                                                  -----
     Total                                                                        1.25%



MML Series Investment Fund Annual Expenses (as a percentage of Fund average net assets)**
---------------------------------------------------------------------------------------
                                   MML Equity Fund    MML Money Market Fund   MML Managed Bond Fund  MML Blend Fund
                                   ---------------    ---------------------   ---------------------  --------------
     Management Fees.........           0.38%                 0.49%                   0.48%               0.37%
     Other Expenses..........           0.00%                 0.03%                   0.03%               0.00%
     Total...................           0.38%                 0.52%                   0.51%               0.37%



Example
You would pay the following cumulative expenses on a $1,000 investment assuming a 5% annual return on assets:

                                                              Money Market        Managed Bond
                                            Equity Division     Division            Division         Blend Division
                                            ---------------   ------------        ------------       --------------
If your Contract is redeemed at end of year:***
      1                                          $103             $105                $104                $103
      3                                           141              145                 145                 141
      5                                           160              167                 166                 159
     10                                           222              237                 235                 221
If your Contract is not redeemed at end of year:***
      1                                            18               20                  19                  18
      3                                            56               60                  60                  56
      5                                            96              104                 103                  96
     10                                           209              224                 223                 208

*Sales charges are subject to certain limitations. On the first redemption starting in year five, no sales charge will be deducted on an amount up to 10% of the accumulated amount. See Contract Charges Contingent Deferred Sales Charge, for further information.

**The expenses listed are for the year ended December 31, 1996.

***The figures shown include a portion of the $35 Annual Administrative Fee, pro-rated for a Contract with $23,333 in Accumulated Value. Expenses you would bear if the Contract were annuitized will be the same as either the "redeemed" or "not redeemed" Contract expenses shown in the Example above, depending upon the payment option you choose. No Sales Charges will be assessed upon maturity if the Accumulation Value of the Contract is applied to certain payment options described in the Contract Charges SALES CHARGE section of the Prospectus.

The purpose of the table set forth above is to assist you in understanding the various costs and expenses that Contract Owners bear directly or indirectly. The table is based on estimated amounts for the most recent fiscal year and reflects expenses of the Separate Account as well as MML Series Investment Fund (see Contract Charges in the Prospectus and INVESTMENT MANAGER in the MML Series Prospectus). The table does not include any premium tax expenses which may apply. Premium taxes currently range up to 3.5% of premiums paid (see Contract Charges PREMIUM TAXES).

The above examples should not be considered representative of past or future expenses; actual expenses may be greater or less than those shown.

                 FLEX-ANNUITY CONDENSED FINANCIAL INFORMATION

                      Accumulation Unit Values (Audited)

    Massachusetts Mutual
      Variable Annuity                                                         Money            Managed
Separate Account 1 - Flex-Annuity (Qualified)                 Equity          Market             Bond            Blend
  Accumulation Unit Values                                   Division        Division          Division        Division
                                                             --------        --------          --------        --------
                           December 31, 1996............       $7.91            $2.11            $3.37             $4.18
                           December 31, 1995............       $6.66            $2.04            $3.30             $3.71
                           December 31, 1994............        5.14             1.95             2.80              3.05
                           December 31, 1993............        5.00             1.90             2.95              3.01
                           December 31, 1992............        4.62             1.88             2.67              2.78
                           December 31, 1991............        4.24             1.84             2.52              2.57
                           December 31, 1990............        3.42             1.75             2.19              2.10
                           December 31, 1989............        3.48             1.64             2.04              2.08
                           December 31, 1988............        2.86             1.52             1.83              1.75
                           December 31, 1987............        2.49             1.44             1.73              1.57

   Number of Accumulation  December 31, 1996............  14,317,232        4,615,046        3,717,153        54,207,831
      Units Outstanding    December 31, 1995............  15,282,232        5,241,173        4,286,573        61,250,763
                           December 31, 1994............  16,469,073        6,974,443        4,945,453        70,616,166
                           December 31, 1993............  17,562,315        8,006,953        5,750,922        76,447,631
                           December 31, 1992............  17,875,111       10,519,720        5,930,663        79,879,754
                           December 31, 1991............  18,399,891       14,021,162        6,296,661        84,037,712
                           December 31, 1990............  19,165,311       16,823,422        6,887,453        88,687,128
                           December 31, 1989............  20,324,896       15,177,104        7,739,167        95,071,411
                           December 31, 1988............  21,895,930       17,106,899        8,050,176       102,155,836
                           December 31, 1987............  32,211,658       20,609,664        9,846,797       146,093,259
    Massachusetts Mutual
      Variable Annuity                                                          Money            Managed
Separate Account 2 - Flex-Annuity IV (Non-Qualified)          Equity           Market             Bond            Blend
  Accumulation Unit Values                                   Division         Division          Division        Division
                                                             --------         --------          --------        --------
                           December 31, 1996............       $7.64             $2.13            $3.59             $4.28
                           December 31, 1995............       $6.43             $2.06            $3.52             $3.80
                           December 31, 1994............        4.96              1.97             2.99              3.12
                           December 31, 1993............        4.83              1.92             3.15              3.08
                           December 31, 1992............        4.46              1.90             2.85              2.85
                           December 31, 1991............        4.09              1.86             2.69              2.64
                           December 31, 1990............        3.30              1.77             2.33              2.15
                           December 31, 1989............        3.35              1.66             2.18              2.13
                           December 31, 1988............        2.76              1.54             1.95              1.80
                           December 31, 1987............        2.40              1.45             1.84              1.60

   Number of Accumulation  December 31, 1996............   1,519,742         3,131,074          510,781         6,685,070
      Units Outstanding    December 31, 1995............   1,762,666         2,571,690          635,797         7,357,523
                           December 31, 1994............   2,013,658         2,706,939          679,696         8,272,609
                           December 31, 1993............   2,035,263         2,954,111          897,140         9,139,911
                           December 31, 1992............   2,051,039         3,743,611        1,054,692        10,152,013
                           December 31, 1991............   2,064,417         5,466,614        1,219,069        10,031,827
                           December 31, 1990............   2,204,866         5,473,347        1,220,315        11,131,588
                           December 31, 1989............   2,371,065         6,421,931        1,736,773        12,818,548
                           December 31, 1988............   2,843,200         8,707,917        1,591,704        14,008,177
                           December 31, 1987............   4,909,158         6,352,013        1,701,373        27,436,967

Financial Statements

For audited financial statements and other information concerning the financial condition of the Massachusetts Mutual Variable Annuity Separate Accounts
1 - Flex-Annuity (Qualified) and 2 - Flex-Annuity (Non-Qualified) and of MassMutual, see the Statement of Additional Information.

Special Information

The Contracts are subject to a contingent deferred sales charge at a maximum rate of 11% of the amount redeemed or the maturity value (but in no case greater than 8.5% of purchase payments) and certain other charges more fully described under CONTRACT CHARGES on page 11.

Certain distributions under the Contracts may be subject to a penalty tax of 10% of the amount of the distribution that is includable in gross income as described in the FEDERAL TAX STATUS section on page 13.

Partial or full redemption of a Contract may require MassMutual to withhold 20% of the amount redeemed as more fully described in the TAXATION OF QUALIFIED PLANS, IRAs and TSAs section on page 15.

The Contracts entitle the purchaser to a 10-day revocation right more fully described under Right to Return Contracts on page 8.

The Contracts, MassMutual, The Separate Accounts, and The Trust

THE CONTRACTS

This Prospectus describes two individual variable annuity contracts (the "Contracts") that were offered by Massachusetts Mutual Life Insurance Company ("MassMutual"). The Contracts are no longer offered for sale to the public. Contract Owners may continue, however, to make purchase payments under the Contract.

MASSMUTUAL

MassMutual is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. Its Home Office is located in Springfield, Massachusetts. MassMutual is licensed to transact a life, accident and health insurance business in all fifty states of the United States, the District of Columbia, Puerto Rico and certain provinces of Canada.

On February 29, 1996, the merger of Connecticut Mutual Life Insurance Company ("Connecticut Mutual") with and into MassaMutual was completed. The separate existence of Connecticut Mutual has ceased. MassMutual continues its corporate existence under its current name. The merger does not affect any provisions of, or rights or obligations under, policies or contracts previously issued by MassMutual. MassMutual has estimated statutory assets in excess of $55 billion, and estimated total assets under management in excess of $130 billion.

THE SEPARATE ACCOUNTS

Separate Account 1 was established on April 8, 1981 and Separate Account 2 was established on October 14, 1981. Each is a separate account of MassMutual registered with the Securities and Exchange Commission as a unit investment trust.

Each Separate Account is divided into four Divisions. The Equity Division invests in shares of MML Equity Fund (the "Equity Fund"). The Money Market Division invests in shares of MML Money Market Fund (the "Money Market Fund"). The Managed Bond Division invests in shares of MML Managed Bond Fund (the "Managed Bond Fund"). The Blend Division invests in shares of MML Blend Fund (the "Blend Fund"). The value of both Accumulation Units and Annuity Units in each Division reflects the investment results of its underlying Fund. Each Fund is a series of the Trust.

Although the assets of each Separate Account are owned by MassMutual, assets of each Separate Account equal to the reserves and other Contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under the Contracts, however, are general corporate obligations of MassMutual.

THE TRUST

The Trust is a no-load, open-end, diversified management investment company consisting of four separate series of shares (the "Funds") each of which has its own investment objectives and policies. MassMutual serves as investment manager of each of the Funds. Accordingly MassMutual is responsible for providing all necessary investment advisory, management, and administrative services needed by the Funds pursuant to investment management agreements. Concert Capital Management, Inc. ("Concert") served as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. Both Concert and Babson are wholly owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.

The Separate Accounts purchase and redeem shares of the Funds at their net asset value next determined after receipt of the purchase order or redemption request without the imposition of any sales or redemption charge. Distributions made on the shares of each Fund held by a Division of a Separate Account are immediately reinvested in shares of the Fund at net asset value, which shares are added to the assets of the appropriate Division of the Separate Account.

Investments and Objectives:

(1) The Equity Fund

The assets of the Equity Fund are invested primarily in common stocks and other equity type securities. The primary investment objective of the Equity Fund is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. A secondary invest-ment objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

(2) The Money Market Fund

The assets of the Money Market Fund are invested in short-term debt instruments, including but not limited to commercial paper, certificates of deposit, bankers' acceptances, and obligations issued, sponsored, or guaranteed by the United States government or its agencies or instrumentalities. The investment objectives of the Money Market Fund are to achieve high current income, the preservation of capital, and liquidity.

(3) The Managed Bond Fund

The assets of the Managed Bond Fund are invested primarily in publicly issued, readily marketable, fixed income securities of such maturities as MassMutual, as investment manager, deems appropriate from time to time in light of market conditions and prospects. The investment objective of the Managed Bond Fund is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital values.

(4) The Blend Fund

The assets of the Blend Fund are invested in a portfolio of common stocks and other equity-type securities, bonds and other debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding one year. The investment objective of the Blend Fund is to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital values.

A description of the Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant to investment therein, and other aspects of their operations is contained in the attached MML Series Investment Fund Prospectus, which an investor should read carefully before investing.

An Explanation Of The Contracts

The principal provisions of the Contracts are described below. If you desire additional information, you should refer to the Contracts and to the Statement of Additional Information. For a complete understanding of your rights you should also review any applicable employee benefit plan documents.

GENERAL

The two Contracts described herein are individual variable annuity contracts issued by MassMutual. Both Contracts are identical except for differences associated with tax-qualified plans.

One Contract was sold for use in retirement plans which qualify (with necessary endorsement) for special federal tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"). These Contracts were issued by Separate Account 1. The tax-qualified retirement plans for which Separate Account 1 Contracts were offered are: (1) pension and profit-sharing plans qualified under
Section 401(a) or 403(a) of the Code ("Qualified Plans") which may also constitute participant-directed individuals account plans under Section 404(c) of ERISA; (2) annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("Tax Sheltered Annuities" or "TSAs"); (3) deferred compensation plans for state and local governments and tax-exempt organizations established under the provisions of Section 457 of the Code; and (4) Individual Retirement Annuities established in accordance with Section 408 of the Code ("IRAs"), including those established by employer contributions under a Simplified Employee Pension Plan arrangement. Under tax-qualified retirement plans except TSAs and IRAs, participants may not be the Contract Owners and, therefore, may have no Contract Owner's rights. Under Section 457 deferred compensation plans, the state or political subdivision or tax-exempt organization must be the Contract Owner, but for state and local governmental 457 plans, amounts have to be held for the exclusive benefit of plan participants. For 457 plans for tax-exempt organizations, all Contract Values will be subject to the claims of the employer's creditors. In either case, the employee is only entitled to payment in accordance with the
Section 457 plan provisions.

The other Contract was sold for use in arrangements other than retirement plans which qualify for special federal tax treatment. These Contracts were issued by Separate Account 2. The following discussion applies to both Contracts unless otherwise indicated.

THE ACCUMULATION (PAY-IN) PERIOD

How Contracts Were Purchased. The minimum initial purchase payment was $600 divided by the number of installments (not more than 12) which you expected to make each year. If you intended to make only one purchase payment over the lifetime of the Contract, however, your minimum initial purchase payment had to be at least $2,000. After making your initial payment, you may make as many or as few subsequent purchase payments as you desire. The amount of each subsequent purchase payment may vary but must be at least $25. The Contract permits MassMutual to establish a maximum on the total purchase payments which can be made under the Contract. This maximum will not be less than $500,000.

Subsequent Purchases

You may make all purchase payments for additional Accumulation Units by mailing your check, clearly indicating your name and Contract number, to:

MASSMUTUAL VA
P.O. Box 92714
Chicago, IL 60675-2714

Wire Transfers

You may make purchase payments by instructing your bank to wire funds to:

Chase Manhattan, New York, New York
ABA #021000021
MassMutual Account #910-2-517290
Ref: VA Income Contract #

Name: (Contract Owner)

Purchase of Accumulation Units. At any time prior to the maturity date of a Contract, you may direct that your purchase payments (after deducting any applicable premium taxes) be applied to purchase Accumulation Units of the Division or Divisions which you have designated. To be effective, a written designation must be received at MassMutual's Home Office. The number of Accumulation Units purchased will be the amount applied divided by the Accumulation Unit Value on the date of purchase. These Accumulation Units will be used in determining the value of the Contract on or prior to the maturity date and the amount of annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance of that Division (which in turn will reflect the investment performance and expenses of the Fund in which the assets of that Division are invested), any applicable taxes and the applicable Asset Charge. A more detailed description of how the value of an Accumulation Unit is calculated is contained in the Statement of Additional Information.

The value of the Accumulation Units (the "Accumulation Unit Value") which you purchase is determined as of the Valuation Time on the date on which MassMutual (at its Home Office, or a designated bank lock box), in the mail, or by wire transfer, receives your payment. If, however, the date of receipt or the Contract Date is not a Valuation Date, or if the purchase payment is received otherwise than by mail or wire transfer, the value of the Accumulation Units purchased will be determined as of the next Valuation Time after the time the purchase payment is received. If a purchase payment is not applied to purchase Accumulation Units within five business days after receipt (due to incomplete or ambiguous instructions, for example), the payment will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser.

Transfers Among Divisions. You may transfer funds among Divisions without charge or restriction at any time prior to 30 days before the Maturity Date. To make such a transfer, you direct MassMutual to cancel all or part of the Accumulation Units in any Division of a Separate Account and use the value thereof to acquire Accumulation Units in any other Division of the same Separate Account. Any such acquisition will be made at the value of an Accumulation Unit in that Division determined on the date the transfer is effective. For the purpose of determining the applicable sales charge upon a subsequent redemption, Accumulation Units acquired in such a transfer will be deemed to have been acquired in the Contract Year and with the cumulative purchase payment used to purchase the original Accumulation Units. In addition, a proportionate part of any unused portion of the 10% "free corridor" is transferred. (See Contingent Deferred Sales
Charge.)

Such transfers will be effective as of the Valuation Date which is on, or next follows, the date your written direction is received by mail at the Home Office. Any written direction delivered at the Home Office otherwise than by mail, however, will be effective as of the first Valuation Time after receipt.

MassMutual has commenced operations, on a limited basis, of an automated telephone system which permits certain Contract Owners to perform transfers by toll-free telephone call and to obtain information concerning current Contract Account Values. This service is available to Contract Owners, (other than tax qualified plan trustees), who have supplied MassMutual with the necessary authorization form. MassMutual will take reasonable steps to ensure that telephone transactions received are genuine. These measures may include requiring forms of personal identification before completing requested telephone transactions. If MassMutual fails to take such precautions, it may be liable for any resultant losses due to fraudulent transfer requests. Normal transfer restrictions apply. Contract Owners who use this system are required to amend their Contracts and authorize MassMutual to complete any transfer requested for which the caller uses the personal identification number needed for access to a Contract. The availability of the automated telephone transfer system is subject to state insurance department approval.

Right to Return Contracts. You may return your Contract to MassMutual any time within 10 days after the Contract has been delivered to you. If you exercise this right you will receive the greater of: (a) the Accumulated Value of the Contract plus any deductions for premium taxes which have been made from purchase payments; or, (b) the amount of purchase payments made less the net amount of all partial redemptions. For this purpose the Accumulated Value of the Contract will be determined as of the Valuation Time on the date on which the Contract is received by mail at MassMutual's Home Office or at the next Valuation Time after receipt if the Contract is received on other than a Valuation Date or is received other than by mail.

The Death Benefit. If the Variable Annuitant dies prior to the Maturity Date, the beneficiary named in the Contract will receive the greater of (a) the total of all purchase payments made to the Contract, less the net amount of all partial redemptions, or (b) the Accumulated Value of the Contract, less the Administrative Charge (see Administrative Charge), determined as of the Valuation Date which is on or next follows the date on which written notice of death is received in the mail at MassMutual's Home Office. Any written notice delivered at the Home Office otherwise than by mail, however, will be effective as of the first Valuation Time after receipt. The death benefit may be paid in one sum or, with MassMutual's consent, applied under one or more of the payment options provided by the Contract (see Payment Options). No Contingent Deferred Sales Charge is imposed upon the death of the Variable Annuitant. Within three business days after such receipt of the written notice of death, MassMutual will send the beneficiary a letter describing the options available and the requirements of formal proof of death and documents necessary to elect payment of the death benefit in one sum or application under a payment option. This letter will advise the beneficiary that such payment or application will be made promptly after receipt of the formal proof of death and the election documents. Until such time, the death benefit will earn interest at the greater of the rate then being paid by MassMutual on amounts held in its general account under interest payment settlement options (5.65% at the date of this Prospectus), or the rate earned by the Money Market Division of the Separate Account, as adjusted to remove mortality and expense risk charges, or such greater rate as may be required by law.

THE ANNUITY (PAY-OUT) PERIOD

Annuity Benefits. Each Contract specifies a Maturity Date which you have selected. You may elect, however, by written notice received by MassMutual at its Home Office within 90 days prior to the Maturity Date specified in the Contract, to defer the Maturity Date to any date not later than the Contract anniversary either nearest the Variable Annuitant's 85th birthday (if your purchase payments are being allocated to Separate Account 2) or nearest the Variable Annuitant's 75th birthday (if your purchase payments are being allocated to Separate Account 1). In general, in order to avoid adverse tax consequences, distributions either by partial redemption or by maturing the contract, from a Contract issued as an IRA or as a Tax Sheltered Annuity or under a qualified plan should begin for the calendar year in which the Annuitant reaches age 70 1/2 and should be made each year thereafter in an amount no less than the Accumulated Value of the Contract at the end of the previous year divided by the applicable life expectancy (see Taxation of Qualified Plans, TSAs and IRAs for additional information). You may also elect to advance the Maturity Date to a date prior to the specified Maturity Date, or prior to any new Maturity Date you may have selected, provided that written notice is received by MassMutual at its Home Office at least 31 days before the Maturity Date elected. For additional rules regarding TSAs, see Tax-Sheltered Annuity Redemption Restrictions.

When your Contract approaches its Maturity Date, you may choose to receive either Fixed Annuity payments (referred to as the "Fixed Income Option" in your Contract), Variable Monthly Annuity payments (referred to as the "Variable Income Option" in your Contract), or a combination of the two. You also may elect to receive the Accumulated Value in one sum. If you elect a Fixed Annuity or a lump sum payment, a Contingent Deferred Sales Charge may be deducted from the Accumulated Value of your Contract at maturity. If, however, you elect a Variable Monthly Annuity, no Contingent Deferred Sales Charge will be deducted from the Accumulated Value of your Contract. Variable Monthly Annuity payments may be received under several different payment options. If you have made no election within a reasonable time after the Maturity Date, the Contract will provide you with the automatic payment of a Variable Monthly Annuity under a life income option with payments guaranteed for 10 years.

Fixed Annuity. If you select a Fixed Annuity, each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of a Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, you should refer to the Contracts.

Variable Monthly Annuity. If you select a Variable Monthly Annuity each annuity payment will be based upon the value of the Annuity Units credited to your Contract. The number of Annuity Units in each Division to be credited to your Contract is based on the value of the Accumulation Units in that Division and the applicable Purchase Rate. The Purchase Rate will differ according to the payment option you have elected and takes into account the age of the Variable Annuitant or Annuitants. The value of the Annuity Units will vary with and reflect the investment performance of each Division to which Annuity Units are credited based on an Assumed Investment Rate of 4% per year. This Rate is a fulcrum rate around which Variable Monthly Annuity payments will vary. An actual net rate of return for a Division for the month greater than the Assumed Investment Rate will increase Variable Monthly Annuity payments attributable to that Division. An actual net rate of return for a Division for the month less than the Assumed Investment Rate will decrease Variable Monthly Annuity payments attributable to that Division.

For a more detailed description of how the value of an Annuity Unit and the amount of Variable Monthly Annuity payments are calculated, see the Statement of Additional Information for this Prospectus.

Payment Options. Below is a description of Variable Monthly Annuity payment options which you may elect. For a description of payment options available in connection with Fixed Annuity benefits, you should refer to the Contracts.

To elect a certain type of payment option, please submit your request in writing to MassMutual. This request must be received by MassMutual in form satisfactory to us at its Home Office prior to the Maturity Date of the Contract.

If the value of a Contract applied to any payment option is less than $2,000 or produces an initial Variable Monthly Annuity payment of less than $20, MassMutual may discharge its obligation by paying the value applied, less any applicable Contingent Deferred Sales Charge, in one sum to the person entitled to receive the first annuity payment.

Upon your request, MassMutual will endorse a Contract to eliminate or restrict any payment option in order that the plan pursuant to which the Contract is issued remains qualified under the Code, provided such endorsement is not otherwise contrary to law. MassMutual may make available payment options in addition to those set forth in the Contract.

Life Income Payments. If you elect this option, Variable Monthly Annuity payments will be made during the lifetime of the person on whose life payments depend, either: (1) without payments certain; or (2) with payments certain on an "installment refund" basis; or (3) with payments certain for 5 or 10 years. Of these three alternatives, alternative (1) offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or provision for payments to the beneficiary upon the death of the Variable Annuitant. Since there is no such guarantee, however, it would be possible to receive only one annuity payment if the Variable Annuitant died prior to the due date of the second annuity payment, two if he died before the third annuity payment date, and so forth. Alternative (2) provides for payments certain for a term equal to the nearest whole number of months determined by dividing the value applied under a Contract by the dollar amount of the first Variable Monthly Annuity payment.

Joint and Survivor Life Income Payments. If you elect this option, Variable Monthly Annuity payments will be made during the joint lifetime of the two persons on whose survival payments depend and thereafter during the lifetime of the survivor, either (1) without payments certain, or (2) with payments certain for 10 years.

Joint and Survivor Life Income Payments (Two-Thirds to the Survivor). If you elect this option, Variable Monthly Annuity payments will be made during the joint lifetime of the two persons on whose survival payments depend and thereafter during the lifetime of the survivor, without payment certain. The number of Annuity Units for each Division will be reduced by one-third upon the first death.

Payments After Death of Variable Annuitant. Generally, if a payment option providing for payments certain is elected, and the Variable Annuitant and any survivor Variable Annuitant should die before the payments certain have been completed, MassMutual will pay in one sum to the designated beneficiary, unless otherwise requested, the present value of any unpaid payments certain under the option. Present value will be determined as of the Valuation Time which is on, or next follows, the date on which written notice of death is received in good order at MassMutual's Home Office.

Special Limitations. Where the Contract is issued pursuant to a Tax Sheltered Annuity or an IRA there are special limitations on the types of payment options which you may elect.

REDEMPTION PRIVILEGE

Subject to the special rules regarding tax sheltered annuities, discussed below, you may redeem all or part of the Accumulated Value of a Contract on or prior to its maturity date if the Variable Annuitant is alive at the time of redemption. In a partial redemption, however, the amount redeemed must be at least $100, and the remaining value of the Contract must be at least $600. Any partial redemption request which would reduce the value of the Contract to less than $600 will be treated as a request for a full redemption. If you exercise your redemption rights as described, you may be assessed a Contingent Deferred Sales Charge. (See Contract Charges for a detailed description of how the Contingent Deferred Sales Charge is calculated.) The amount redeemed may be taken in one sum or, where a full redemption is made, applied under one or more of the payment options provided by the Contract. In the case of a partial redemption, You must designate the Division or Divisions from which the redemption is to be made. A partial redemption will result in a reduction in the number of Accumulation Units credited to the Contract in that Division equal to the dollar amount of the Contingent Deferred Sales Charge assessed against the redeemed Accumulation Units plus the dollar amount of the redemption payment from that Division divided by the appropriate Accumulation Unit Value. The appropriate Accumulation Unit Value is that determined as of the Valuation Time on the date on which the written request for redemption is received in the mail at MassMutual's Home Office. If, however, the date on which such request is received is not a Valuation Date or if the request is made other than through the mail, the appropriate Accumulation Unit Value will be determined as of the next Valuation Time after receipt. (See Deduction for Premium Taxes for information concerning a possible refund of premium tax in the event of a full or partial redemption.)

After the Maturity Date of the Contract, the Variable Annuitant may, without the imposition of a Contingent Deferred Sales Charge, redeem up to the full amount of the then present value of any remaining unpaid payments certain under the payment option. Where Fixed Monthly Annuity payments are being made under a Contract subsequent to its Maturity Date, the Variable Annuitant may, without the imposition of any further Contingent Deferred Sales Charge, redeem up to the full amount of the then present value of any remaining unpaid payments certain under the payment option. After the death of the Variable Annuitant, the designated beneficiary may make such redemptions. The Contract Owner, however, may specify in the election of the payment option that the Variable Annuitant shall not have the right to redeem unpaid payments certain under the life income or joint and survivor option. The present value of unpaid Variable Monthly Annuity payments certain will be calculated at the Assumed Investment Rate and the appropriate Annuity Unit Values. The appropriate Annuity Unit Values will be determined in the same manner as the appropriate Accumulation Unit Values are determined in the case of a redemption prior to the Maturity Date.

Redemption payments will be made within seven days (or a shorter period if required by law) after receipt of the necessary written request by MassMutual at its Home Office. However, the right of redemption may be suspended or payments postponed whenever: (1) the New York Stock Exchange is closed; except for holidays and weekends; (2) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (3) the Securities and Exchange Commission permits suspension or postponement and so orders; or (4) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of each Separate Account or disposal of securities held by it is not reasonably practicable.

In addition, a purchase payment amount is not available to satisfy a redemption request until the check, or other instrument by which the purchase payment was made, has been honored.

Redemption payments may be subject to federal income tax and elective and/or mandatory tax withholding. (See FEDERAL TAX STATUS.)

Tax-Sheltered Annuity Redemption Restrictions. The redemption of Internal Revenue Code Section 403(b) annuities (Tax Sheltered Annuities, "TSAs") may be restricted. Specifically, salary reduction contributions after 1988 and post-1988 earnings on all salary reduction contributions may not be withdrawn until age 591/2, death, disability, or separation from service with the TSA employer. Salary reduction contributions may be withdrawn, however, for "hardship".

No redemptions may be made in connection with a Contract issued pursuant to the Texas Optional Retirement Program for faculty members of Texas public institutions of higher learning prior to the Variable Annuitant's termination of employment in all such institutions, retirement, death or attainment of age 70 1/2.

CONTRACT CHARGES

There are four types of charges which MassMutual may assess against the
Contracts: (1) an Asset Charge for mortality and expense risks assumed by MassMutual; (2) an Administrative Charge for administrative expenses of MassMutual in connection with the Contracts; (3) a Contingent Deferred Sales Charge; and (4) a deduction for premium taxes, if any, payable by MassMutual in connection with a Contract.

The Separate Accounts do not bear any expenses other than the charges stated below.

Asset Charge. MassMutual assumes the risk that the mortality experience under the Contracts may be less favorable than that assumed in determining the amount of annuity payments, and thereby assures that the amount of such payments will not be affected by the Variable Annuitant's longevity or by an improvement in life expectancy generally. If the mortality assumptions used should in fact prove to be inadequate, MassMutual will absorb the resulting loss by making transfers to the appropriate Divisions of the Separate Account. Conversely, if the mortality assumptions used should prove to be more than adequate, the resulting surplus may be withdrawn from the appropriate Divisions of the Separate Account by MassMutual from time to time.

MassMutual also assumes the risk that the Contingent Deferred Sales Charge and the Administrative Charge (described below) may be insufficient to cover the sales and administrative expenses associated with the Contracts. If such expenses exceed these charges, MassMutual will pay the excess out of its surplus. Conversely, while the charges are not designed to increase MassMutual's surplus, if they are more than sufficient to meet expenses, an increase in surplus will result.

Since the Contracts are nonparticipating, they will not share in the distribution of any surplus which might result from the operation of the mortality and expense risk charges.

To compensate MassMutual for assuming the mortality and expense risks, an Asset Charge is subtracted in determining the value of each Contract at the end of a Valuation Period. The Asset Charge will be equivalent to 1.25% of the current value of the Contract on an annual basis, of which MassMutual estimates .45% is for the assumption of mortality risks and .80% is for the assumption of expense risks including distribution expense risks. (MassMutual, as the investment manager of each of the Funds, also receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the Fund's average daily net asset value, .45% of the next $200,000,000, .40% of the next $200,000,000 and .35% of any excess over $500,000,000.) For a further explanation of the fees paid for such services please see the attached Prospectus for the Trust.

Administrative Charge. Each year on the Contract anniversary (or if not a Valuation Date, on the next Valuation Date), MassMutual deducts an Administrative Charge of $35 from the Accumulated Value of the Contract to reimburse it for administrative expenses relating to the issue and maintenance of the Contract. The Administrative Charge will be deducted from the Divisions of the Separate Account in the same proportion that the Contract Owner's interest in each Division bears to the total Accumulated Value of the contract, and the number of Accumulation Units will be reduced accordingly. The Administrative Charge is designed only to reimburse MassMutual for such expenses and MassMutual does not expect to recover from this charge any amount in excess of accumulated expenses. In any Contract year when a Contract is redeemed for its full value other than on the Contract anniversary, the amount of the Administrative Charge will be deducted at the time of such redemption. This charge will also be assessed when the Contract matures, or upon the death of the Variable Annuitant prior to the maturity date if the death benefit paid at that time is the Accumulated Value of the Contract. The amount of the Administrative Charge may be increased by MassMutual to a maximum of $50 per year.

Contingent Deferred Sales Charge. Sales charges are not deducted from purchase payments at the time the payments are made. Instead, the full amount of your purchase payments (less any premium taxes in those states that impose such a tax) will be applied to purchase Accumulation Units in one or more Divisions of a Separate Account. MassMutual does, however, incur sales expenses for commissions, sales literature, and related costs. A Contingent Deferred Sales Charge may be imposed upon full or partial redemption of the Contract prior to maturity and at the maturity date of the Contract if a Fixed Annuity or a lump-sum payment is elected. If a Variable Monthly Annuity is elected, no Contingent Deferred Sales Charge will be deducted at the Maturity Date of the Contract.

Where applicable, Contingent Deferred Sales Charges are assessed as a percentage of the amount redeemed. The percentages vary depending upon two factors:

(1) the cumulative amount of purchase payments made under the Contract at the time the Accumulation Units being redeemed were purchased; and

(2) the time elapsed between the Contract year in which the Accumulation Units being redeemed were purchased and the Contract year of their redemption.

Accumulation Units with the lowest applicable sales charge percentages will be redeemed first.

Generally, Accumulation Units purchased with your first $3,000 of cumulative purchase payments under the Contract are subject to a charge of 11% of the value of the Accumulation Units if they are redeemed in the same Contract year in which they were purchased, declining 1% each Contract year to 0% eleven or more years after the Contract year in which they were purchased. Accumulation Units purchased with cumulative purchase payments in excess of $3,000 but not more than $35,000 are subject to a charge of 5% of the value of the Accumulation Units if they are redeemed in the same Contract year in which they were purchased, declining 1% each Contract year to 0% five or more years after the Contract year in which they were purchased. Accumulation Units purchased with cumulative purchase payments in excess of $35,000 may be redeemed at any time without the imposition of any charge.

There are two limits on the Contingent Deferred Sales Charge. First, during each Contract year, beginning with the fifth Contract year, 10% of the number of Accumulation Units in each Division on the last day of the preceding Contract year may be redeemed at any time during the Contract year without the imposition of any sales charge. This 10% "free corridor" is non-cumulative in that any unused balance at the end of the Contract year is not carried over into the following Contract year. Second, the total sales charges under a Contract will never exceed 8 1/2% of the cumulative purchase payments made to that time under the Contract.

The Contingent Deferred Sales Charge percentage, if any, applicable to a particular redemption is illustrated by the table which follows.

-------------------------------------------------------------------------------
    Contingent Deferred Sales Charge
    Determination of Applicable Percentage
    Charge (if any) upon Redemption

                                                                            Accumulation Units Purchased With
                                                                             Cumulative Purchase Payments
                                                               ---------------------------------------------------------
                                                                    (1)                   (2)                   (3)
    Contract year in which the                                                                              Excess over
    Accumulation Units being                                   First $3,000          Next $32,000           $35,000 of
    redeemed were purchased                                     of Payments           of Payments            Payments
                                                                -----------           -----------            --------
    Current Contract Year                                          11.0%*                 5.0%
    Previous Year                                                  10.0                   4.0
    2nd Previous Year                                               9.0                   3.0
    3rd Previous Year                                               8.0                   2.0
    4th Previous Year                                               7.0                   1.0
    5th Previous Year                                               6.0
    6th Previous Year                                               5.0
    7th Previous Year                                               4.0
    8th Previous Year                                               3.0                NO CHARGE
    9th Previous Year                                               2.0
    10th Previous Year                                              1.0
    11th or Earlier Previous Year

    *Percentage of the value of Accumulation Units being redeemed.

Deduction for Premium Taxes. Any applicable premium tax will be deducted when incurred. Premium taxes imposed by some states and governmental entities presently range from 0% to 3.5%. Such taxes will be deducted from purchase payments when received, except when and as permitted by state law MassMutual postpones the computation and deduction of premium taxes until the surrender, death, maturity or annuitization date of the Contract, at which time they will be deducted from the Accumulated Value of the Contract. If no premium tax was deducted but is subsequently determined due, MassMutual reserves the right to reduce the Accumulation or Annuity Units under the Contract by the amount of the tax due.

This charge may increase or decrease to reflect either any change in the tax or any change of residence. You should notify MassMutual of any change in residence. Any change in this charge would be effective immediately. MassMutual does not expect to make a profit from this charge.

Full or partial redemption of a Contract, or the death of the Variable Annuitant prior to the maturity date of a Contract, may result in a reduction in the amount of premium tax paid by MassMutual with respect to that Contract. In such event, in addition to the dollar amount redeemed or the Accumulated Value of the Contract upon death, MassMutual will make payment of the lesser of: (1) the amount by which its premium tax is reduced, or (2) the amount previously deducted from purchase payments for the premium tax.

Waiver of Certain Charges. The Contingent Deferred Sales Charge will not be assessed against any redemption of Accumulation Units which have been purchased with proceeds payable in a lump sum prior to or at maturity under: (i) a variable annuity contract issued by MassMutual which was subject to an initial sales charge; or (ii) any fixed-dollar life insurance or fixed-dollar annuity contract issued by MassMutual where such proceeds were not subject to a surrender charge; or (iii) a variable annuity contract held under the MassMutual Agent Pension Plan. Furthermore, the annual Administrative Charge will not be assessed against any Contract purchased with such proceeds if, within six months of the purchase of a Contract with these proceeds, the purchaser also purchases, or had purchased, a new Contract and subsequently keeps both Contracts in force. The Contingent Deferred Sales Charge will, however, be assessed against any redemption of Accumulation Units which have been purchased with proceeds payable in a lump sum prior to or at maturity under any fixed-dollar life insurance or fixed-dollar annuity contracts which have been issued by MassMutual where the proceeds were subject to a surrender charge. A person considering the desirability of applying the proceeds of an existing contract to purchase a Contract should consider whether charges under the Contract are higher than under their existing contract. The Contingent Deferred Sales Charge will not be assessed against a redemption of a Contract if the Contract is exchanged to a Flex Extra variable annuity contract.

Distribution

MML Investors Services, Inc., 1414 Main Street, Springfield, MA 01144-1013 ("MMLISI"), a wholly-owned subsidiary of MassMutual, acted as the principal underwriter of the Contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contracts are no longer offered for sale to the public. Contract Owners may continue, however, to make purchase payments under existing Contracts. MMLISI is the current broker-dealer for the existing contracts.

Miscellaneous Provisions

Termination of Liability. MassMutual's liability under a Contract terminates on the death of the Variable Annuitant(s) and on the completion of any payments certain. There is no liability for any proportionate Variable Monthly Annuity payment from the date of the last payment to the date of death.

Adjustment of Units and Unit Values. MassMutual reserves the right to split or consolidate the number of Accumulation Units or Annuity Units for any Division and correspondingly decrease or increase the Accumulation or Annuity Unit Values for any Division whenever it deems such action to be desirable. Any such adjustment will have no adverse effect on rights under the Contract.

Periodic Statements. While a Contract is in force prior to the maturity date and before the death of the Variable Annuitant, MassMutual will furnish to the Contract Owner at least semi-annually a status report showing, as of a date not more than 45 days before the date of mailing, the number of Accumulation Units credited to each Division of the Contract, the corresponding Accumulation Unit Values and the Accumulated Value of the Contract.

Contract Owner's Voting Rights

As long as a Separate Account continues to operate as a unit investment trust under the Investment Company Act of 1940, the Contract Owner during the lifetime of the Variable Annuitant, or the beneficiary after the Variable Annuitant's death, will be entitled to give instructions as to how the shares of the Funds held in the Separate Account (or other securities held in lieu of such shares) deemed attributable to the Contract should be voted at meetings of shareholders of the Funds or the Trust. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

The number of Fund shares held in a Separate Account deemed attributable to a Contract prior to its maturity date and during the lifetime of the Variable Annuitant will be determined on the basis of the value of Accumulation Units credited to the Contract in the corresponding Division of the Separate Account as of the record date. After the maturity date or after the death of the Variable Annuitant, the number of Fund shares deemed attributable to the Contract will be based on the liability for future Variable Monthly Annuity payments under the Contract as of the record date and thus the voting rights will decrease as payments are made.

Contract Owners or beneficiaries will receive proxy material and a form with which voting instructions may be given. Fund shares held by a Separate Account as to which no effective instructions have been received or which are attributable to assets transferred from MassMutual's general account will be voted for or against any proposition in the same proportion as the shares as to which instructions have been received.

In situations where the Variable Annuitant is not the Contract Owner, the Variable Annuitant will have the right to instruct the Contract Owner with respect to the votes attributable to any vested interest he has in the Contract. MassMutual's obligation in this instance will be to make available to the Contract Owner copies of the proxy material for distribution to the Variable Annuitant. Votes representing interests as to which the Contract Owner is not instructed may, in turn, be voted by the Contract Owner in his discretion.

The Contract Owner is a member of MassMutual and is entitled to vote at all meetings of the members of MassMutual.

Reservations Of Rights

MassMutual may, at any time, make any change in a Contract to the extent that such change is required in order to make the Contract conform with any law or regulation issued by any governmental agency to which MassMutual is subject. If shares of any Fund should not be available, or, if in the judgment of MassMutual, investment in shares of a Fund is no longer appropriate in view of the purposes of a Division of a Separate Account, shares of other series of the Trust or of other registered, open-end investment companies may be substituted for such Fund shares. Payments received after a date specified by MassMutual may be applied to the purchase of shares of another Trust series in lieu of shares of that Fund. In either event, approval of the Securities and Exchange Commission must be obtained. MassMutual reserves the right to change the name of a Separate Account or to add Divisions to a Separate Account for the purpose of investing in additional investment vehicles.

Federal Tax Status

Introduction

The ultimate effect of federal income taxes on the value of the Contract, on annuity payments, and on the economic benefit to the Contract Owner, Variable Annuitant or beneficiary depends on a variety of factors including the type of retirement plan for which the Contract is purchased and the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser for complete information and advice. No attempt is made to consider any applicable state or other local tax laws. Moreover, the discussion herein is based upon MassMutual's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service (the "IRS").

Tax Status of MassMutual

Under existing federal law, no taxes are payable on investment income and realized capital gains of the Separate Accounts credited to the Contracts. Accordingly, MassMutual does not intend to make any charge to the Separate Accounts to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated construction of current law or a change in law results in a company tax liability attributable to the Separate Accounts.

MassMutual may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes attributable to the Separate Accounts may be made.

TAXATION OF CONTRACTS IN GENERAL

Under Section 817(h) of the Code a Contract (other than one used in a tax-qualified retirement plan) will not be treated as an annuity contract, and will be taxed on the annual increase in earnings, if, as of the end of any quarter, the Funds or the Fund on which the Contract is based are not adequately diversified in accordance with regulations prescribed by the Treasury Department. The Funds anticipate complying with the diversification requirements.

Subject to certain annuity distribution rules (see Annuity Distribution Rules of Section 72(s)) annuity payments under the Contracts are taxable under Section 72 of the Code. For contributions made after February 28, 1986 a Contract Owner that is not a natural person will be taxed on the annual increase in earnings of a Contract unless the Contract Owner holds the Contract as agent for a natural person. Otherwise, increases in the value of a Contract are not subject to tax until actually or constructively received.

Amounts received prior to the maturity date from Contracts under non-tax qualified arrangements (see Taxation of Qualified Plans, IRAs and TSAs for a discussion of Contracts used in the qualified plan market) are subject to tax to the extent of any earnings or gains in the Contract; amounts received which are in excess of such earnings or gains are considered a return of capital. Similarly, amounts borrowed upon assignment or pledge of the Contract will be treated as amounts received under the Contract, and will be taxable to the same extent.

These rules apply to investments made in annuity contracts after August 13, 1982. If the Contract is obtained in a tax-free exchange of contracts under
Section 1035 of the Code, different tax rules may apply. If a distribution prior to the maturity date of a Contract obtained in such an exchange is entirely attributable to investments in the surrendered contract prior to August 14, 1982, the distribution will first be considered a return of capital to the extent of those investments and only the amounts received in excess of those investments will be regarded as taxable earnings or gains.

PENALTY TAXES

In addition to the foregoing tax consequences, certain distributions under the Contract will be subject to a penalty tax under Code Sections 72(q) (for non-tax qualified contracts) or 72(t) (for contracts in tax-qualified plans (see Taxation of Qualified Plans) of 10% of the amount of the distribution that is includable in gross income. However, the following distributions from non-tax qualified contracts are not subject to the penalty tax: (1) the withdrawal is made after the Contract Owner is 591/2 years old; (2) the payment is made to a beneficiary (or to the estate of a Variable Annuitant) on or after the death of the Variable Annuitant; (3) the payment is attributable to a Contract Owner becoming disabled; or (4) payments are made for the lifetime (or life expectancy) of the Contract Owner or for the joint lifetimes (or joint life expectancies) of the Contract Owner and the beneficiary.

When monthly Annuity payments commence, they are taxable as ordinary income in the year of receipt to the extent that they exceed that portion of the "investment in the Contract" which is allocable to that year. The investment in the Contract is normally the gross amount of purchase payments made under the Contract less any amount that was previously received under the Contract but was not included in gross income. The investment in the Contract would also be increased by any amount that was previously included in gross income, but was not received. This amount, divided by the anticipated number of Variable Monthly Annuity payments, gives the "excludable amount", which is the portion of each annuity payment considered to be a return of capital and, therefore, not taxable. For Contracts with a maturity date after December 31, 1986, this exclusion ratio is modified so that the total amount excluded from payments actually received is limited to the investments in the Contract. The rules for determining the excludable amount are contained in Section 72 of the Code and regulations thereunder and require adjustment when the payment option elected provides a feature such as payments certain.

ANNUITY DISTRIBUTION RULES OF SECTION 72(S)

Annuity distribution requirements are imposed under Section 72(s) of the Code. MassMutual understands that these requirements do not apply to Contracts issued to or under Qualified Plans.

Under Section 72(s), a Contract will not be treated as an annuity subject to
Section 72 of the Code, unless it provides for certain required distributions from and after the date of death of the Owner of the Contract. The Contracts will be endorsed before issue to provide that annuity payments be made only in accordance with these distribution requirements, as applicable.

TAX WITHHOLDING

Certain tax withholding is imposed on payments that are made under the Contracts (for Contracts in tax qualified plans see Taxation of Qualified Plans, IRAs and TSAs). Amounts withheld do not constitute an additional tax, but are fully creditable on the individual tax return of each payee who is affected by tax withholding. Furthermore, no payments will be subject to the withholding if (1) it is reasonable to believe that the payments are not includable in gross income, or (2) the payee elects not to have withholding apply. The payee may make such an election either by filing an election form with MassMutual or, in the case of redemptions, by following procedures that MassMutual has established to afford payees an opportunity to elect out of withholding. These forms and procedures will be provided to payees by MassMutual upon a request for payment.

Unless the Payee elects not to have withholding apply (for Contracts in tax qualified plans see Taxation of Qualified Plan), MassMutual is required to withhold, for federal income tax purposes, 10% of the taxable portion of any redemption payment or non-periodic distribution under the Contracts. Periodic annuity payments under the Contracts are subject to withholding at the payee's wage base rate. If the payee of these annuity payments does not file an appropriate withholding certificate (obtainable from any local IRS office) with MassMutual, it will be presumed that the payee is married claiming three exemptions.

TAX REPORTING

MassMutual is required to report all taxable payments and distributions to the IRS and to the payees. Payees will receive reports of taxable payments and distributions by January 31 of the year following the year of payment.

TAXATION OF QUALIFIED PLANS, IRAs AND TSAs

The tax rules applicable to participants in retirement plans which qualify for special federal income tax treatment ("Qualified Plans") vary according to the type of plan and its terms and conditions.

Increases in the value of a Contract are not subject to tax until received by the employee or his beneficiary. Variable Monthly Annuity payments under Qualified Plans are taxed as described above (see Taxation of Contracts in General) except that the "investment in the Contract" under a Qualified Plan is normally the gross amount of purchase payment made by the employee under the Contract or made by the employer on the employee's behalf and included in the employee's taxable income when made.

If the Variable Annuitant receives a distribution which qualifies as a "lump sum distribution" under the Code, he or she may be eligible for special "5 year averaging" treatment of the funds received (or "10-year averaging treatment" if he or she was age 50 or older on January 1, 1986). TSAs and IRAs are not eligible for the "lump sum distribution" rules. Effective for calendar years beginning January 1, 2000, five year averaging of lump-sum distributions will no longer be available.

Certain TSA contributions may not be distributed until age 591/2, death, disability, separation of service or hardship (see Redemption Privilege.) Distributions from Qualified Plans, IRAs and TSAs may be subject to a 10% penalty tax on amounts withdrawn before age 591/2. However, the following distributions from Qualified Plans (and TSAs and IRAs except as otherwise noted) are not subject to the penalty: (1) payments made to a beneficiary (or estate of an Annuitant) on or after the death of the Annuitant; (2) payments attributable to an Annuitant becoming disabled; (3) substantially equal periodic payments made (at least annually) for the lifetime (or life expectancy) of the Annuitant or for the joint lifetimes (or joint life expectancies) of the Annuitant and the beneficiary (for Qualified Plans and TSAs, payments can only begin after the employee separates from service); (4) payment for certain medical expenses; (5) payment after age 55 and separation from service (not applicable to IRAs); (6) payments to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (not applicable to IRAs). Excess retirement accumulations may be subject to a 15% penalty tax. Excess distributions may be subject to a 15% excise tax (suspended for 1997, 1998 and 1999); and (7) effective for calendar years beginning January 1, 1997, withdrawals from IRAs by certain unemployed persons for payment of health insurance premiums.

IRAs are subject to limitations on the amount which may be contributed. The deductibility of contributions by individuals or their spouses who are active participants in an employer-maintained pension or profit-sharing plan may be reduced based on the individual's adjusted gross income. In addition, certain distributions from Qualified Plans and TSAs may be placed on a tax-deferred basis into an IRA.

In general, tax law requires that minimum distributions must be made from qualified plans by 5% owners and from IRAs beginning at age 701/2 and from all others in qualified plans and TSAs at the later of age 701/2 or when the employee retires. To avoid penalty taxes of 50 percent or more, required distributions, including distributions which should have been distributed in prior years, should not be rolled over to IRAs.

Distributions from qualified plans and TSAs are subject to mandatory federal income tax withholding. MassMutual is required to withhold 20% when a payment from a qualified plan or TSA is an "eligible rollover distribution" and such payment is not directly rolled over to another qualified plan, TSA or IRA. In general, an "eligible rollover distribution" is any taxable distribution other than: (1) payments for the life (or life expectancy) of the Annuitant or for joint life (or joint life expectancies) of the Annuitant and the beneficiary;
(2) payments made over a period of ten years or more; and (3) required minimum distributions (see above). Plan Administrators should be able to tell annuitants what other payments are not "eligible rollover distributions."

Taxable distributions which are not "eligible rollover distributions" are subject to the withholding rules for annuities (see Tax Withholding above).

Performance Measures

MassMutual may show the performance under the Contracts in the following ways:

Standardized Average Annual Total Return. MassMutual will show the Standardized Average Annual Total Return for a Division of the Separate Account which, as prescribed by the rules of the Securities and Exchange Commission, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the Contingent Deferred Sales Charge, the annual administrative charge and all other Fund, Separate Account and Contract level charges except premium taxes, if any. The annual administrative charge is apportioned among the Divisions of the Separate Account based upon the percentages of inforce contracts investing in each of the Divisions.

ADDITIONAL PERFORMANCE MEASURES

The performance figures discussed below are calculated on the basis of the historical performance of the Contracts, and are based on the Contracts' actual Accumulation Unit values.

Percentage Change in Accumulation Unit Values. MassMutual will also show the percentage change in the value of an Accumulation Unit under the Contracts with respect to one or more periods. These percentages do not reflect the $35 annual Administrative Charge, the Contingent Deferred Sales Charge or premium taxes (if any), which if included would reduce the percentages reported by MassMutual.

The figures reflect historical results and are not intended to indicate or predict future performance. For more detailed information see the Statement of Additional Information.

Yield and Effective Yield. MassMutual may also show yield and effective yield figures for the Money Market Division of the Separate Account. "Yield" refers to the income generated by an investment in the Money Market Division over a seven-day period, which is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Division is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the $35 annual administrative charge, the Contingent Deferred Sales Charge or premium taxes (if any), which if included would reduce the yields reported.

Additional Information

For further information about the Contracts you may obtain a Statement of Additional Information prepared by MassMutual.

The Table of Contents of this Statement is as follows:

1. General Information and History

2. Service Arrangements and Distribution

3. Contract Value Calculations and Annuity Payments

4. Performance Measures

5. Reports of Independent Accountants and Financial Statements

This Prospectus sets forth the information about Massachusetts Mutual Variable Annuity Separate Accounts 1 and 2 (the "Separate Accounts") that a prospective investor ought to know before investing. Certain additional information about the Separate Accounts is contained in a Statement of Additional Information dated May 1, 1997 which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Additional Information is available upon request and without charge. To obtain such information, return this request form to the address shown below or telephone 1-800-234-5606. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus.


 ................................................................................

To:      Massachusetts Mutual Life Insurance Company
         Annuity Service Center, H305
         P.O. Box 9067
         Springfield, Massachusetts 01101

Please send me a Statement of Additional Information for MassMutual
Flex-Annuity.

Name
    ---------------------------------------------------------------------
Address
    ---------------------------------------------------------------------

    ---------------------------------------------------------------------

City                                             State        Zip
     -------------------------------------------       -------    -------
Telephone
          ----------------------------------------------------------------

                                 FLEX-ANNUITY


                             ----------------------------

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                  (Depositor)
                             ----------------------------


           MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1


           MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2
                                 (Registrants)

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Massachusetts Mutual Variable Annuity Separate Accounts 1 and 2 dated May 1, 1997 (the "Prospectus"). The Prospectus may be obtained from Massachusetts Mutual Life Insurance Company, Annuity Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01101, 1-800-234-5606.



                               Dated May 1, 1997

                               TABLE OF CONTENTS

General Information and History...............................................3


Service Arrangements and Distribution........................................11


Contract Value Calculations and Annuity Payments.............................12


Performance Measures.........................................................16


Reports of Independent
Accountants and Financial
Statements..........................................................Final Pages

                        GENERAL INFORMATION AND HISTORY


                                  MassMutual
                                  ----------

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. Its Home Office is located in Springfield, Massachusetts.

MassMutual is registered as an investment adviser under the Investment Advisers Act of 1940. MassMutual serves as investment adviser for the MML Series Investment Fund which is comprised of: MML Money Market Fund, MML Managed Bond Fund, MML Blend Fund and MML Equity Fund (collectively the MML "Funds"). Concert Capital Management, Inc. ("Concert") served as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. Both Concert and Babson are wholly owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.

                             The Separate Accounts
                             ---------------------

Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") was established as a separate investment account of MassMutual on April 8, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws. Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") was established as a separate investment account of MassMutual on October 14, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws. Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. A unit investment trust is a type of investment company which invests its assets in the shares of one or more management investment companies rather than directly in its own portfolio of investment securities. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Separate Accounts or of MassMutual. Under Massachusetts law, however, both MassMutual and each Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.

Each Separate Account is divided into four Divisions. The Equity Division invests in shares of MML Equity Fund, the Money Market Division invests in shares of MML Money Market Fund, the Managed Bond Division invests in shares of MML Managed Bond Fund and the Blend Division invests in shares of MML Blend Fund. The value of both Accumulation Units (see "The Accumulation (Pay-In) Period" section) and Annuity Units (see "The Annuity (Pay Out) Period" section) in each Division reflects the investment results of its underlying Fund. Each Fund is a series of MML Series Investment Fund (the "Trust").

Although the assets of each Separate Account are assets of MassMutual, assets of each Separate Account equal to the reserves and other Flex-Annuity Contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under the Flex-Annuity Contracts (the "Contracts"), however, are general corporate obligations of MassMutual.

                                   The Trust
                                   ---------

The Trust is a no-load, open-end, diversified management investment company consisting of four separate series of shares--MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund, and MML Blend Fund (the "Funds") each of which has its own investment objectives and policies. MassMutual organized the Trust for the purpose of providing a vehicle for the investment of assets held in various separate investment accounts, including the Separate Accounts, established by MassMutual or life insurance company subsidiaries of MassMutual. A Separate Account purchases and redeems shares of the Funds at their net asset value next determined after receipt of the purchase order or redemption request without the imposition of any sales or redemption charge. Distributions made on the shares of each Fund held by a Division of a Separate Account are immediately reinvested in shares of the Fund at net asset value, which shares are added to the assets of the appropriate Division of the Separate Account. MassMutual serves as investment manager of each of the Funds pursuant to separate investment management agreements executed by MassMutual and each Fund. Babson manages the investment and reinvestment of the assets of the MML Equity Fund and the Equity Sector of the MML Blend Fund. The Trust's prospectus and Statement of Additional Information contains a description of the Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant therein, and aspects of their operation.

                              Possible Conflicts
                              ------------------

Assets of Massachusetts Mutual Variable Life Separate Accounts I and II, registered separate investment accounts of MassMutual, and MML Bay State Variable Life Separate Account I, a registered separate investment account of MML Bay State Life Insurance Company ("MML Bay State"), a Missouri corporation and a wholly-owned subsidiary of MassMutual, are invested in the MML Funds. Because Separate Account 1, Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3 and MML Bay State Variable Annuity Separate Account 1 are also invested in the MML Funds, it is possible that material conflicts could arise between owners of the Contracts and owners of variable life insurance policies funded by the separate accounts listed above. Possible conflicts could arise if: (i) state insurance regulators should disapprove or require changes in investment policies, investment advisers or principal underwriters, or if MassMutual or MML Bay State should be permitted to act contrary to actions approved by holders of the variable life insurance policies under rules of the Securities and Exchange Commission ("SEC"); (ii) adverse tax treatment of the Contracts or the variable life insurance policies would result from utilizing the same Funds; (iii) different investment strategies would be more suitable for the Contracts than for the variable life insurance policies; or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of variable annuity separate accounts and variable life separate accounts by the same MML Funds. The Board of Trustees of the Trust will follow monitoring procedures which have been developed to determine whether material conflicts have arisen. Such Board will have a majority of Trustees who are not interested persons of the Trust or MassMutual and determinations whether or not a material conflict exists will be made by a majority of such disinterested Trustees. If a material irreconcilable conflict exists, MassMutual and MML Bay State will take such action at their own expense as may be required to cause Massachusetts Mutual Variable Life Separate Accounts I and II, MML Bay State Variable Life Separate Account I, to be invested solely in shares of mutual funds which offer their shares exclusively to variable life insurance separate accounts unless, in certain cases, the holders of both the variable life insurance policies and the variable annuity contracts vote not to effect such segregation.

                            Assignment of Contract
                            ----------------------

MassMutual will not be charged with notice of any assignment of a Contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and the original or a true copy thereof is received at its Home Office. MassMutual assumes no responsibility for the validity of any assignment.

While the Contracts are generally assignable, all non-tax qualified (Separate Account 2) Contracts must carry a non-transferability endorsement which precludes their assignment. For qualified (Separate Account 1) Contracts, the following exceptions and provisions should be noted:

        (1) No person entitled to receive annuity payments under a Contract or part or all of the Contract's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the Contract Owner given during the Variable Annuitant's lifetime and received in good order by MassMutual at its Home Office. To the extent permitted by law, no Contract nor any proceeds or interest payable thereunder will be subject to the Variable Annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;
        (2) If an assignment of a Contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the Contract's maturity value to which he is entitled, and to pay any balance of such value in one sum to the Contract Owner, regardless of any payment options which the Contract Owner may have elected. Moreover, if an assignment of a Contract is in effect at the death of the Variable Annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and (b) the Accumulated Value of the Contract less the Administrative Charge, and any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;
        (3) Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code;
        (4) Contracts used in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("tax-sheltered annuities" or "TSAs") must be endorsed to provide that they are non-transferable;
        (5) Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such Contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the Variable Annuitant to any person or party other than MassMutual, except to a former spouse of the Annuitant in accordance with the terms of a divorce decree of other written instrument incident to a divorce.

Assignments for value may be subject to federal income tax.

                          RESTRICTIONS ON REDEMPTION

Redemptions of TSAs may be restricted as required by Section 403(b)(11) of the Internal Revenue Code (see, "Tax-Sheltered Annuity Redemption Restrictions" in the prospectus for details). In restricting any such redemption, MassMutual relies on the relief from sections 22(e), 27(c) and 27(d) of the Investment Company Act of 1940 granted in American Council of Life Insurance [1988 Transfer Binder] Fed. Sec. L. Rep (CCH) 78,904 (November 22, 1988) (the "No Action Letter"). In relying on such relief, MassMutual hereby represents that it complies with the provisions of paragraphs (1)-(4) as set forth in the No Action Letter.

                     SERVICE ARRANGEMENTS AND DISTRIBUTION

                            Independent Accountants
                            -----------------------

The financial statements of the Separate Accounts and the statutory financial statements of MassMutual included in this Statement of Additional Information have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., Springfield, Massachusetts 01101, independent accountants, given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand's report includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

                        Distribution and Administration
                        -------------------------------

Under a Servicing Agreement between MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, and the Separate Accounts, MMLISI agreed to act as principal underwriter for each Separate Account and each Separate Account agreed that MMLISI would be its exclusive principal underwriter.

Under the Servicing Agreement, MMLISI receives compensation for its activities as principal underwriter. In 1996, such compensation was $626,096.

Under Administration Agreements, MassMutual has agreed to provide, or provide for, and assume: (1) all services and expenses required for the administration of those Contracts which depend in whole or in part on the investment performance of the Separate Accounts; and (2) all services and expenses required for the administration of the Separate Accounts other than the services and expenses referred to in (1). MassMutual also has agreed to provide, or provide for, and assume all services and expenses required for the Separate Accounts' management-related services. MassMutual receives no compensation for such services apart from the various charges against the Contract described in the Prospectus.

These Servicing and Administrative Agreements may be terminated by the parties without the payment of any penalty upon thirty days' written notice. The agreements immediately terminate in the event of their assignment (within the meaning of the Investment Company Act of 1940). The agreements may be amended at any time by the mutual consent of the parties. The Contract Owner will not receive notice with respect of changes in the agreement.

As of March 31, 1988, the Contracts are no longer offered for sale. Purchase payments will, however, continue to be accepted under the Contracts.

                     Purchase of Securities Being Offered
                     ------------------------------------

Interests in the Separate Account are sold to contractholders as accumulation units. Charges associated with such securities are discussed in the Contract
                                                                    --------
Charges section of the prospectus.
-------
               CONTRACT VALUE CALCULATIONS AND ANNUITY PAYMENTS

                       The Accumulation (Pay-In) Period
                       --------------------------------
              Valuation Date, Valuation Time and Valuation Period
              ---------------------------------------------------

Each day on which the net asset value of the shares of any of the Funds is determined is a "Valuation Date." The value of shares of the Funds held in each Separate Account is determined as of the "Valuation Time," which is the time of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. A "Valuation Period" is the period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.

                            Accumulation Unit Value
                            -----------------------

The value of an Accumulation Unit (the "Accumulation Unit Value") for each Division will vary from Valuation Date to Valuation Date. The initial Accumulation Unit Value for each Division was set at $1.00000000. The Accumulation Unit Value for each Division on any date thereafter is equal to the product of the "Net Investment Factor" for that Division (as defined below) for the Valuation Period which includes such date and the Accumulation Unit Value for that Division on the preceding Valuation Date.

                 Purchase of Accumulation Units in a Division
                 --------------------------------------------
                             of a Separate Account
                             ---------------------

You may allocate purchase payments among the four investment Divisions of the Separate Account. At the end of each Valuation Period MassMutual will apply your purchase payment (after deducting any applicable premium taxes) to purchase Accumulation Units of the designated Division(s). These Accumulation Units will be used in determining the value of amounts in the Separate Account credited to the Contract on or prior to the maturity date and the amount of annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance and expenses of that Division (which in turn will reflect the investment performance of the Fund in which the assets of the Division are invested), any applicable taxes and the applicable Asset Charge.

The Accumulation Unit Value is determined as of the Valuation Time. Provided that the Contract application is complete, Accumulation Units are purchased at their Accumulation Unit Value on the date a purchase payment is received in good order by MassMutual in the mail or by wire transfer at the Home Office Service Center or a designated bank lock box. If the date of receipt is not a Valuation Date, or if the purchase payment is received after the Valuation Time or other than by mail or wire transfer, the value of the Accumulation Units purchased will be determined as of the next Valuation Time following the date the payment is received. If a purchase payment is not applied to purchase Accumulation Units within five business days after receipt (due to incomplete or ambiguous instructions, for example) the payment will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser.

                             Net Investment Factor
                             ---------------------

The Net Investment Factor for each Division for any Valuation Period is equal to the sum of the Gross Investment Rate for that Division (as defined below) for the Valuation Period and 1.00000000, decreased by the applicable Asset Charge. The Net Investment Factor may be greater than or less than 1.00000000.

                             Gross Investment Rate
                             ---------------------

The Gross Investment Rate for each Division of a Separate Account is equal to the net earnings of that Division during the Valuation Period, divided by the value of the net assets of that Division at the beginning of the Valuation Period. The net earnings of each Division are equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Division and an adjustment for taxes paid or provided for. The Gross Investment Rate will be determined in accordance with generally accepted accounting principles and applicable laws, rules and regulations. The Gross Investment Rate may be positive or negative.

The policy of each Separate Account is to take dividends and capital gain distributions on shares of the Funds held by each Separate Account in additional shares and not in cash.

See the "General Formulas" section for the general formulas used to compute the
         ----------------
value of an Accumulation Unit for any Division of a Separate Account, and for a hypothetical illustration using such formulas.

                         The Annuity (Pay-Out) Period
                         ----------------------------

When your Contract approaches its maturity date, you may choose to have the Accumulated Value of the Contract provide you at maturity with either Fixed Annuity payments (referred to as the "Fixed Income Option" in your Contract), Variable Monthly Annuity payments (referred to as the "Variable Income Option" in your Contract), or a combination of the two. You also may elect to receive the Accumulated Value in one lump sum. If you elect a Fixed Annuity or a lump sum payment, a contingent deferred Sales Charge (as described in the Prospectus) may be deducted from the Accumulated Value of your Contract at maturity. If, however, you elect a Variable Monthly Annuity, no contingent deferred Sales Charge will be deducted from the Accumulated Value of your Contract. Variable Monthly Annuity payments may be received under several different payment options. If you have made no election within a reasonable time after the maturity date, the Contract will provide you with the automatic payment of a Variable Monthly Annuity under a life income option with payments guaranteed for 10 years.

                                 Fixed Annuity
                                 -------------

If you select a Fixed Annuity, then each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of a Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, you should refer to the Contracts.

                           Variable Monthly Annuity
                           ------------------------

If you select a Variable Monthly Annuity, then each annuity payment will be based upon the value of the Annuity Units. This value will vary with and reflect the investment performance of each Division to which Annuity Units are credited. The number of Annuity Units will not vary, but will remain fixed during the annuity period unless a joint and survivor payment option with reduced survivor income is elected. Variable Monthly Annuity payments will be made by withdrawal of assets from the Separate Account.

                      Annuity Units and Monthly Payments
                      ----------------------------------

The number of Annuity Units in each Division to be credited to a Contract is determined in the following manner. First, the value attributable to each Division of the Contract is determined by multiplying the number of Accumulation Units credited to a Division on the maturity date of the Contract by the Accumulation Unit value of that Division on the Payment Calculation Date for the first Variable Monthly Annuity payment. Such value is then multiplied by the purchase rate (as defined below) to determine the amount of the first Variable Monthly Annuity payment attributable to each Division. Finally, the amount of the first Variable Monthly Annuity payment attributable to each Division is divided by the Annuity Unit Value for that Division on the Payment Calculation Date for such payment to determine the number of Annuity Units for that Division.

The dollar amount of each Variable Monthly Annuity payment (other than the first payment under a Contract) is equal to the sum of the products obtained by multiplying the number of Annuity Units in each Division credited to the Contract by their value (the "Annuity Unit Value") on the Payment Calculation Date.

                                 Purchase Rate
                                 -------------

The purchase rate for each Division is the amount of Variable Monthly Annuity payment purchased by $1,000 of Accumulated Value at maturity date applied to that Division. The purchase rates which will be applied will be those specified in the Contract or those in use by MassMutual when the first Variable Monthly Annuity payment is due, whichever provides the higher income. The purchase rate will differ according to the payment option which you elect and takes into account the age and year of birth of the Variable Annuitant or Annuitants. The sex of the Annuitant or Annuitants will also be considered unless the Contract is issued on a unisex basis, including cases issued in connection with an employer-sponsored plan covered by the United States Supreme Court case of Arizona Governing Committee v. Norris.
-------------------------------------

                           Assumed Investment Rates
                           ------------------------

The Assumed Investment Rate for each Division will be 4% per annum unless a lower rate is required by state law.

The Assumed Investment Rate will affect the amount by which Variable Monthly Annuity payments will vary from month to month. If the actual net investment performance for a Separate Account Division for the period between the date any Variable Monthly Annuity payment is determined and the date the next Variable Monthly Annuity payment is determined is equivalent on an annual basis to an investment return at the Assumed Investment Rate, then the amount of the next payment attributable to that Division will be equal to the amount of the last payment. If such net investment performance for a Division is equivalent to an investment return greater than the Assumed

Investment Rate, the next payment attributable to that Division will be larger than the last; if such net investment performance for a Division is equivalent to a return smaller than the Assumed Investment Rate, then the next payment attributable to that Division will be smaller than the last.

                              Annuity Unit Value
                              ------------------

The Annuity Unit Value for a Division depends on the Assumed Investment Rate and on the Net Investment Factor for that Division. The initial Annuity Unit Value for each Division was set at $1.00000000. An Annuity Unit Value for a Division on any date thereafter is equal to the Net Investment Factor for the Valuation Period which includes such date divided by the sum of 1.00000000 plus the rate of interest for the number of days in such Valuation Period at an effective annual rate equal to the Assumed Investment Rate, and multiplied by the Annuity Unit Value for the Division on the preceding Valuation Date.

                               General Formulas
                               ----------------

           General Formulas to Determine Accumulation Unit Value and
           ---------------------------------------------------------
          Annuity Unit Value for any Division of a Separate Account.
          ----------------------------------------------------------

Gross Investment    =    Net Earnings during Valuation Period
Rate                     ---------------------------------------
                         Value of Net Assets at beginning of Valuation Period

Net Investment      =    Gross Investment Rate + 1.00000000 - Asset
Factor                   Charge

Accumulation        =    Accumulation Unit Value on Preceding
Unit Value               Valuation Date X Net Investment Factor
Annuity Unit             Annuity Unit Value on Preceding Valuation
Value               =    Date X Net Investment Factor
                         --------------------------------
                         1.00000000 plus rate of interest for number of days in current Valuation Period at Assumed Investment Rate

                  Illustration of Computation of Accumulation
                  -------------------------------------------
               and Annuity Unit Value Using Hypothetical Example
               -------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that the net earnings of the Division for the Valuation Period were $11,760; that the value of net assets at the beginning of the Valuation Period was $30,000,000; that the Asset Charge was .00003425 per day; that the values of an Accumulation Unit and an Annuity Unit in the Division of the Separate Account on the preceding Valuation Date were $1.13500000 and $1.06700000, respectively; that the corresponding Assumed Investment Rate was 4% and that the Valuation Period was one day.

The Gross Investment Rate for the Valuation Period would be .00039200 ($11,760 divided by $30,000,000). The Net Investment Factor would be 1.00035775 (.00039200 plus 1.00000000 minus .00003425). The new Accumulation Unit Value would be $1.13540605 ($1.13500000 x 1.00035775). At an effective annual rate of
4%, the rate of interest for one day is .00010746, and the new Annuity Unit Value would be $1.06726703 ($1.06700000 x 1.00035775 divided by 1.00010746).

            General Formulas to Determine Variable Monthly Annuity
            ------------------------------------------------------
                 Payments and Number of Annuity Units for Any
                 --------------------------------------------
                        Division of a Separate Account
                        ------------------------------

First Variable                      Accumulation Units Applied X Accumulation
Monthly Annuity                =    Unit Value on Payment Calculation Date for
Payment                             First Variable Monthly Annuity Payment X
                                    Purchase Rate

Number of                           First Variable Monthly Annuity Payment
Annuity Units                       --------------------------------------
                               =    Annuity Unit Value on Payment Calculation
                                    Date for First Variable Monthly Annuity
                                    Payment

Amount of
Subsequent Variable
Monthly Annuity                =    Number of Annuity Units X Annuity Unit Value
Payments                            on the Applicable Payment Calculation Date

            Illustration of Computation of Variable Monthly Annuity
            -------------------------------------------------------
              Payments for a Contract Using Hypothetical Example
              --------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that 35,000 Accumulation Units in a Division of a Separate Account were to be applied; that the purchase rate for the Assumed Investment Rate and payment option elected was $5.65 per $1,000; that the Accumulation Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Annuity payment was $1.35000000; and that the Annuity Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Annuity payment was $1.20000000 and for the second Variable Monthly Annuity payment was $1.20050000.

The first Variable Monthly Annuity payment would be $266.96 (35,000 x 1.35000000 x .00565). The number of Annuity Units of such Division credited would be
222.467 ($266.96 divided by $1.20000000). The amount of the second Variable Monthly Annuity payment would be $267.07 (222.467 x $1.20050000). If the Contract has Annuity Units credited in more than one Division of a Separate Account, the above computation would be made for each Division and the Variable Monthly Annuity Payment would be equal to the sum thereof.

                             PERFORMANCE MEASURES

MassMutual may show the performance for the Division of the Separate Accounts in the following ways.

                   Standardized Average Annual Total Return
                   ----------------------------------------

MassMutual will show the "Standardized Average Annual Total Return," formulated as prescribed by the rules of the SEC, for each Division of the Separate Account. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the contingent deferred Sales Charge and all other Fund and Contract level charges except premium taxes, if any.

The following tables show the Standardized Average Annual Total Return for the Divisions of the Separate Accounts for the periods ended December 31, 1996:

                       Separate Account 1 - Flex-Annuity
                           (Tax-Qualified Contracts)

                                1-Year            5-Year            10-Year
                                ------            ------            -------
Equity Division                   9.31%            11.38%             11.64%
Money Market Division            -5.07              1.41               4.13
Managed Bond Division            -6.87              4.47               6.66
Blend Division                    2.20              7.32               9.17

                       Separate Account 2 - Flex-Annuity
                         (Non-Tax-Qualified Contracts)

                                1-Year            5-Year            10-Year
                                ------            ------            -------
Equity Division                   9.38%            11.44%             11.68%
Money Market Division            -5.15              1.34               4.08
Managed Bond Division            -6.91              4.44               6.66
Blend Division                    2.23              7.36               9.18

                        Additional Performance Measures
                        -------------------------------

Percentage Change in Accumulation Unit Values. MassMutual may also show the
---------------------------------------------
percentage change in the value of an Accumulation Unit for a Division of the Separate Account with respect to one or more periods. These percentages do not reflect the $35 annual Administrative Charge or the Contingent Deferred Sales Charge, which if included would reduce the percentages reported by MassMutual.

The following tables show the Percentage Change in Accumulation Unit Values for the Divisions of the Separate Accounts for the periods ended December 31, 1996:


                 Percentage Change in Accumulation Unit Values
                 ---------------------------------------------

                       Separate Account 1 - Flex-Annuity
                           (Tax-Qualified Contracts)

                                1-Year            5-Year            10-Year
                                ------            ------            -------
Equity Division                  18.79%            86.78%            220.99%
Money Market Division             3.74             15.07              54.76
Managed Bond Division             1.98             33.52              96.81
Blend Division                   12.56             62.37             171.79

                       Separate Account 2 - Flex-Annuity
                         (Non-Tax Qualified Contracts)


                                1-Year            5-Year            10-Year
                                ------            ------            -------
Equity Division                  18.79%            86.78%            220.85%
Money Market Division             3.74             15.07              54.75
Managed Bond Division             1.98             33.51              97.26
Blend Division                   12.55             62.36             171.61

                           Yield and Effective Yield
                           -------------------------

MassMutual may also show yield and effective yield figures for the Money Market Division of the Separate Account. "Yield" refers to the income generated by an investment in the Money Market Division over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective" yield is calculated similarly but, when annualized, the income earned by an investment in the Money Market Division is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures reflect a deduction for all Fund and Contract level charges, assuming the Contract remains in force. The figures do not reflect the $35 annual administrative charge or the Contingent Deferred Sales Charge or premium tax deductions (if any), which if included would reduce the yields reported.

The following tables show the 7-day Yield and Effective Yield for the Money Market Division of the Separate Accounts for the periods ended December 31, 1996:

7-Day Yield:
-----------

Separate Account 1 - Flex-Annuity
(Tax-Qualified Contracts)............................................... 3.70%
Separate Account 2 - Flex-Annuity
(Non-Tax Qualified Contracts)........................................... 3.70%

7-Day Effective Yield:
---------------------

Separate Account 1 - Flex-Annuity
(Tax-Qualified Contracts)............................................... 3.76%
Separate Account 2 - Flex-Annuity
(Non-Tax-Qualified Contracts)........................................... 3.76%

Both of the additional performance measures described above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

Insert L6781 & L6782 here.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 2 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statements of assets and liabilities of the MML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division of the Flex-Annuity IV segment of Massachusetts Mutual Variable Annuity Separate Account 2 as of December 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test a basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1996 by examination of the records of MML Series Investment Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of theMML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division of the Flex-Annuity IV segment of Massachusetts Mutual Variable Annuity Separate Account 2 at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

Also, in our opinion, based on these audits and our previous audits, made in accordance with generally accepted auditing standards, of the financial statements of MML Equity Division, MML Money Market Division, MML Managed Bond Division, and MML Blend Division of the Massachusetts Mutual Variable Annuity Separate Account 2 for each respective period indicated thereon, and upon which we express an unqualified opinion, the financial information under the caption "Flex-Annuity Condensed Financial Information" for each date appearing in the Prospectus, is fairly stated in all material respects in relation to the financial statements from which it has been derived.

                                                      Coopers & Lybrand L.L.P.
Springfield, Massachusetts


February 4, 1997

Massachusetts Mutual Variable Annuity Separate Account 2
Flex-Annuity IV (Non-Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996




                                                                                          MML            MML
                                                                          MML            Money         Managed           MML
                                                                        Equity          Market          Bond            Blend
                                                                       Division        Division       Division        Division
                                                                       --------        --------       --------        --------
ASSETS
Investment in the MML Series Investment Fund
 Number of shares (Note 2) ......................................        377,322       6,671,036        154,248        1,267,431
                                                                    ============   =============   ============  ===============
 Identified cost (Note 3B) ......................................   $  7,438,001   $   6,671,036   $  1,850,402  $    21,938,942
                                                                    ============   =============   ============  ===============
 Value (Note 3A) ................................................   $ 11,239,042   $   6,671,036   $  1,858,436  $    27,849,666
Dividends receivable ............................................        523,455          27,776         29,531          951,285
Receivable from Massachusetts Mutual Life Insurance Company .....            119              --             28               --
Receivable for accumulation units sold ..........................             --              --             --              300
Other assets ....................................................             27              --              6              245
                                                                    ------------   -------------   ------------  ---------------
 Total assets ...................................................     11,762,643       6,698,812      1,888,001       28,801,496
                                                                    ------------   -------------   ------------  ---------------
LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D) ...............          4,552             441          1,575            5,643
Payable to Massachusetts Mutual Life Insurance Company ..........             --             139             --            1,162
Redemptions pending settlement ..................................             --              --             --            6,000
                                                                    ------------   -------------   ------------  ---------------
 Total liabilities ..............................................          4,552             580          1,575           12,805
                                                                    ------------   -------------   ------------  ---------------

NET ASSETS ......................................................   $ 11,758,091   $   6,698,232   $  1,886,426  $    28,788,691
                                                                    ============   =============   ============  ===============
Net assets:

Accumulation units-- Value ......................................   $ 11,606,369   $   6,683,548   $  1,833,903  $    28,600,567
Annuity reserves (Note 3E) ......................................        151,722          14,684         52,523          188,124
                                                                    ------------   -------------   ------------  ---------------
 Net assets .....................................................   $ 11,758,091   $   6,698,232   $  1,886,426  $    28,788,691
                                                                    ============   =============   ============  ===============

Contractowners accumulation units (Note 7) ......................      1,519,742       3,131,074        510,781        6,685,070
                                                                    ============   =============   ============  ===============
NET ASSET VALUE PER ACCUMULATION UNIT
Flex-Annuity IV Contracts (Note 7)
December 31, 1996 ...............................................   $       7.64   $        2.13   $       3.59  $          4.28
December 31, 1995 ...............................................           6.43            2.06           3.52             3.80
December 31, 1994 ...............................................           4.96            1.97           2.99             3.12
December 31, 1993 ...............................................           4.83            1.92           3.15             3.08
December 31, 1992 ...............................................           4.46            1.90           2.85             2.85


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2
Flex-Annuity IV (Non-Qualified)

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996


                                                                                        MML            MML
                                                                        MML            Money         Managed           MML
                                                                      Equity          Market          Bond            Blend
                                                                     Division        Division       Division        Division
                                                                     --------        --------       --------        --------
Investment income
Dividends (Note 3B) ...........................................   $    523,668   $     268,969   $    127,611  $     1,756,218

Expenses
Mortality and expense risk fees (Note 4) ......................        150,638          68,458         25,875          355,313
                                                                  ------------   -------------   ------------  ---------------
Net investment income (Note 3C) ...............................        373,030         200,511        101,736        1,400,905
                                                                  ------------   -------------   ------------  ---------------
Net realized and unrealized gain (loss) on investments
Net realized gain on investments (Notes 3B and 6) .............      1,030,839              --         32,133        1,103,611
Change in net unrealized appreciation of investments ..........        682,233              --      ( 107,976)         860,526
                                                                  ------------   -------------   ------------  ---------------
Net gain (loss) on investments ................................      1,713,072              --        (75,843)       1,964,137
                                                                  ------------   -------------   ------------  ---------------
Net increase in net assets resulting from operations ..........   $  2,086,102   $     200,511   $     25,893  $     3,365,042
                                                                  ============   =============   ============  ===============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2
Flex-Annuity IV (Non-Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996 and 1995



                                                                        1996
                                                  ----------------------------------------------
                                                                     MML         MML
                                                       MML          Money      Managed       MML
                                                     Equity        Market       Bond        Blend
                                                    Division      Division    Division    Division
                                                    --------      --------    --------    --------
Increase (decrease) in
 net assets
Operations:
 Net investment income ....................   $      373,030  $   200,511  $   101,736  $  1,400,905
 Net realized gain on investments .........        1,030,839           --       32,133     1,103,611
 Change in net unrealized
  appreciation of investments .............          682,233           --     (107,976)      860,526
                                              --------------  -----------  -----------  ------------
 Net increase in net assets
  resulting from operations ...............        2,086,102      200,511       25,893     3,365,042
                                              --------------  -----------  -----------  ------------

Capital transactions: (Note 7)
 Net contract payments (Note 5) ...........           96,927       12,174       19,135       285,680
 Withdrawal of funds ......................      (1,135,524)     (206,033)    (377,918)   (2,372,419)
 Reimbursement (payment) of
  accumulation unit value fluctuation .....              28           233       (2,693)         (990)
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D) ...........           1,013           284          467          (646)
 Annuity benefit payments .................         (13,158)       (1,541)      (4,401)      (21,655)
 Withdrawal due to administrative charges and
  contingent deferred sales charges (Note 5)        (12,045)       (1,972)      (2,844)      (37,197)
 Divisional transfers .....................        (736,176)    1,387,529      (67,925)     (583,428)
                                              --------------  -----------  -----------  ------------
 Net increase (decrease) in net assets resulting
  from capital transactions ...............      (1,798,935)    1,190,674     (436,179)   (2,730,655)
                                              --------------  -----------  -----------  ------------
Total increase (decrease) .................         287,167     1,391,185     (410,286)      634,387

NET ASSETS, at beginning of the year ......      11,470,924     5,307,047    2,296,712    28,154,304
                                              --------------  -----------  -----------  ------------

NET ASSETS, at end of the year ............   $  11,758,091   $ 6,698,232  $ 1,886,426  $ 28,788,691
                                              ==============  ===========  ===========  ============



                                                                          1995
                                                     -----------------------------------------------
                                                                       MML          MML
                                                         MML          Money       Managed         MML
                                                       Equity        Market        Bond          Blend
                                                      Division      Division     Division      Division
                                                      --------      --------     --------      --------
Increase (decrease) in
 net assets
Operations:
 Net investment income ...................       $     282,889  $    223,818  $   113,001   $   1,308,663
 Net realized gain on investments ........             642,107            --        5,864       1,248,165
 Change in net unrealized
  appreciation of investments ............           1,902,652            --      233,088       2,801,495
                                                 -------------  ------------  -----------    ------------
 Net increase in net assets
  resulting from operations ..............           2,827,648       223,818      351,953       5,358,323
                                                 -------------  ------------  -----------    ------------
Capital transactions: (Note 7)
 Net contract payments (Note 5) ..........              89,862        32,210       20,801         182,402
 Withdrawal of funds .....................          (1,488,618)     (382,755)     (88,514)     (3,272,742)
 Reimbursement (payment) of
  accumulation unit value fluctuation ....              (4,361)         (129)        (892)        (23,748)
 Net charge (credit) to annuitant mortality
  fluctuation reserve (Note 3D) ..........                 724           340          355            (337)
 Annuity benefit payments ................             (11,493)       (1,669)      (4,805)        (18,202)
 Withdrawal due to administrative charges and
  contingent deferred sales charges (Note 5)           (12,656)       (3,329)      (3,119)        (41,361)
 Divisional transfers ....................             (37,416)       81,274      (65,684)         21,826
                                                 -------------  ------------  -----------    ------------
 Net increase (decrease) in net assets resulting
  from capital transactions ..............          (1,463,958)     (274,058)    (141,858)     (3,152,162)
                                                 -------------  ------------  -----------    ------------
Total increase (decrease) ................           1,363,690       (50,240)     210,095       2,206,161

NET ASSETS, at beginning of the year .....          10,107,234     5,357,287    2,086,617      25,948,143
                                                 -------------  ------------  -----------    ------------
NET ASSETS, at end of the year ...........           11,470,924 $  5,307,047  $ 2,296,712   $  28,154,304
                                                 ============== ============  ===========   =============




                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2
Flex-Annuity IV (Non-Qualified)

Notes To Financial Statements


1.    HISTORY

      Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") is a separate investment account established on October 14, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 2 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

      MassMutual maintains two segments within Separate Account 2. The segments are Flex-Annuity IV (Non-Qualified) and Flex Extra (Non-Qualified). These notes and the financial statements presented herein, with the exception of
      Note 8, describe and consist only of the Flex-Annuity IV (Non-Qualified) segment (the "Segment").

2.    INVESTMENT OF THE SEGMENT'S ASSETS

      The Segment maintains four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.

      MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. Both Concert and Babson are wholly-owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. MassMutual paid Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

3.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed consistently by the Segment in the preparation of the financial statements in conformity with generally accepted accounting principles.

      A.   Investment Valuation

      The investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.

      B.   Accounting For Investments

      Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

      C.   Federal Income Taxes

      Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on the Segment's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

      D.   Annuitant Mortality Fluctuation Reserve

      The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from the Segment to MassMutual totaled $1,441 for the year ended
      December 31, 1996 and net transfers from MassMutual to the Segment totaled $3,643 for the year ended December 31, 1995. The reserve is subject to a maximum of 3% of the Segments' annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

      E.   Annuity Reserves

      Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

      F.   Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.    CHARGES FOR MORTALITY AND EXPENSE RISKS

      Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the the Segment's Contracts.

5. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
      For the Year Ended                                              Equity         Market           Bond           Blend
      December 31, 1996                                              Division       Division        Division       Division
      -----------------                                              --------       --------        --------       --------
      Gross contract payments ................................. $      96,946   $      12,176   $      19,139   $     285,736
      Less deduction for premium taxes ........................            19               2               4              56
                                                                -------------   -------------   -------------   -------------
      Net contract payments ................................... $      96,927   $      12,174   $      19,135   $     285,680
                                                                =============   =============   =============   =============
      Administrative and contingent deferred sales charges .... $     (12,045)  $      (1,972)  $      (2,844)  $     (37,197)
                                                                =============   =============   =============   =============
                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
      For the Year Ended                                              Equity         Market           Bond           Blend
      December 31, 1995                                              Division       Division        Division       Division
      -----------------                                              --------       --------        --------       --------
      Gross contract payments ................................. $      90,020   $      32,267   $      20,838   $     182,724
      Less deduction for premium taxes ........................           158              57              37             322
                                                                -------------   -------------   -------------   -------------
      Net contract payments ................................... $      89,862   $      32,210   $      20,801   $     182,402
                                                                =============   =============   =============   =============
      Administrative and contingent deferred sales charges .... $      12,656   $       3,329   $       3,119   $      41,361
                                                                =============   =============   =============   =============

6.    PURCHASES AND SALES OF INVESTMENTS

      For the Year Ended                                                                          Cost of         Proceeds
      December 31, 1996                                                                          Purchases       from Sales
     ------------------                                                                          ---------       ----------
      MML Equity Fund ....................................................................      $1,027,350        $2,557,774
      MML Money Market Fund ..............................................................       1,877,490           490,822
      MML Managed Bond Fund ..............................................................         159,777           489,020
      MML Blend Fund .....................................................................       1,836,443         3,303,515

7.    NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
      For the Year Ended                                              Equity         Market           Bond           Blend
      December 31, 1996                                              Division       Division        Division       Division
      -----------------                                              --------       --------        --------       --------
      Units purchased ........................................        14,186           5,817           5,497          72,051
      Units withdrawn ........................................      (164,694)        (99,189)       (110,542)       (603,111)
      Units transferred between divisions ....................       (92,416)        652,756         (19,971)       (141,393)
                                                                  ----------       ---------     -----------     -----------
      Net increase (decrease) ................................      (242,924)        559,384        (125,016)       (672,453)
      Units, at beginning of the year ........................     1,762,666       2,571,690         635,797       7,357,523
                                                                  ----------       ---------     -----------     -----------
      Units, at end of the year ..............................     1,519,742       3,131,074         510,781       6,685,070
                                                                  ==========       =========     ===========     ===========
                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
      For the Year Ended                                              Equity         Market           Bond           Blend
      December 31, 1995                                              Division       Division        Division       Division
      -----------------                                              --------       --------        --------       --------
      Units purchased ........................................         16,085          16,030           6,332          53,114
      Units withdrawn ........................................       (260,012)       (191,812)        (28,406)       (976,679)
      Units transferred between divisions ....................         (7,065)         40,533         (21,825)          8,479
                                                                  -----------      ----------     -----------     -----------
      Net decrease ...........................................       (250,992)       (135,249)        (43,889)       (915,086)
      Units, at beginning of the year ........................      2,013,658       2,706,939         679,696       8,272,609
                                                                  -----------      ----------     -----------     -----------
      Units, at end of the year ..............................      1,762,666       2,571,690         635,797       7,357,523
                                                                  ===========      ==========     ===========     ===========

8.    CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2

      As discussed in Note 1, the financial statements only represent activity of the Flex-Annuity IV (Non-Qualified) segment of Separate Account 2. The combined net assets as of December 31, 1996 for Separate Account 2, which includes the segments pertaining to Flex-Annuity IV (Non-Qualified) and Flex Extra (Non-Qualified) are as follows:


                                                       MML            MML         MML      *Oppenheimer  *Oppenheimer  *Oppenheimer
                                          MML         Money         Managed       MML         Capital       Global       Strategic
      For the Year Ended                Equity       Market          Bond        Blend     Appreciation   Securities       Bond
      December 31, 1996                Division     Division       Division    Division      Division      Division      Division
      -----------------                --------     --------       --------    --------      --------      --------      --------
      Total assets ............   $  316,974,265  $ 37,960,341  $ 42,342,419  $ 405,596,585 $ 69,506,632 $ 44,495,118  $ 26,109,480
      Total liabilities .......           45,418       223,261        14,716         59,945        1,860        5,921        10,946
                                  --------------  ------------  ------------  ------------- ------------ ------------  ------------
      Net assets ..............   $  316,928,847  $ 37,737,080  $ 42,327,703  $ 405,536,640 $ 69,504,772 $ 44,489,197  $ 26,098,534
                                  ==============  ============  ============  ============= ============ ============  ============
      Net assets consist of:
      ----------------------
      Accumulation units - Value  $  316,232,580  $ 37,670,168  $ 42,252,860  $ 405,087,351 $ 69,488,814 $ 44,489,197  $ 26,098,534
      Annuity reserves ........          696,267        66,912        74,843        449,289       15,957           --            --
                                  --------------  ------------  ------------  ------------- ------------ ------------  ------------
      Net assets ..............   $  316,928,847  $ 37,737,080  $ 42,327,703  $ 405,536,640 $ 69,504,771 $ 44,489,197  $ 26,098,534
                                  ==============  ============  ============  ============= ============ ============  ============

      *Offered on the Flex Extra (Non-Qualified) Contracts only.

9.    DISTRIBUTION AGREEMENT

      MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, acts as the principal underwriter of the Contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contracts are no longer offered for sale to the public. Contract Owners may continue, however, to make purchase payments under existing Contracts. MMLISI is the current broker-dealer for the existing contracts.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statements of assets and liabilities of the MML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments of Massachusetts Mutual Variable Annuity Separate Account 1 as of December 31, 1996, and the related statements of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test a basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1996 by examination of the records of MML Series Investment Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the MML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments of Massachusetts Mutual Variable Annuity Separate Account 1 at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

Also, in our opinion, based on these audits and our previous audits, made in accordance with generally accepted auditing standards, of the financial statements of MML Equity Division, MML Money Market Division, MML Managed Bond Division, and MML Blend Division of the Fund 4 and Flex-Annuity IV (Qualified) segments of Massachusetts Mutual Variable Annuity Separate Account 1 for each respective period indicated thereon, and upon which we express an unqualified opinion, the financial information under the caption "Flex-Annuity Condensed Financial Information" for each date appearing in the Prospectus, is fairly stated in all material respects in relation to the financial statements from which it has been derived.

                                               Coopers & Lybrand L.L.P.
Springfield, Massachusetts


February 4, 1997

Massachusetts Mutual Variable Annuity Separate Account 1
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

                                                                               MML            MML
                                                                MML           Money         Managed          MML
                                                               Equity         Market          Bond          Blend
                                                              Division       Division       Division       Division
                                                              --------       --------       --------       --------
ASSETS
Investment in the MML Series Investment Fund
 Number of shares (Note 2)...............................     4,019,809     12,617,959      1,210,062     10,593,683
                                                           ============   ============   ============   ============
 Identified cost (Note 3B)...............................  $ 74,447,068   $ 12,617,959   $ 14,628,482   $175,537,278
                                                           ============   ============   ============   ============
 Value (Note 3A).........................................  $119,735,371   $ 12,617,959   $ 14,579,255   $232,778,458
Dividends receivable.....................................     5,576,642         52,053        231,664      7,951,216
Receivable for accumulation units sold...................         3,471            285            609         17,442
Other assets.............................................         1,233            375            132          1,180
                                                           ------------   ------------   ------------   ------------
 Total assets............................................   125,316,717     12,670,672     14,811,660    240,748,296
                                                           ------------   ------------   ------------   ------------
LIABILITIES
Redemptions pending settlement...........................        25,301            657          3,884         71,399
Annuitant mortality fluctuation reserve (Note 3D)........         8,921          2,542          3,447          9,893
Payable to Massachusetts Mutual Life Insurance Company...        15,856          1,358          1,569        131,551
                                                           ------------   ------------   ------------   ------------
 Total liabilities.......................................        50,078          4,557          8,900        212,843
                                                           ------------   ------------   ------------   ------------

NET ASSETS...............................................  $125,266,639   $ 12,666,115   $ 14,802,760   $240,535,453
                                                           ============   ============   ============   ============
Net assets:
Accumulation units -- Value..............................  $124,969,236   $ 12,581,376   $ 14,687,820   $240,308,766
Annuity reserves (Note 3E)...............................       297,403         84,739        114,940        226,687
                                                           ------------   ------------   ------------   ------------
 Net assets..............................................  $125,266,639   $ 12,666,115   $ 14,802,760   $240,535,453
                                                           ============   ============   ============   ============

Contractowners accumulation units (Note 7)...............    15,690,562      5,772,534      4,270,847     57,279,508
                                                           ============   ============   ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT
Variable Annuity Fund 4 Contracts (Note 5)
December 31, 1996........................................         $8.51          $2.45          $3.93          $4.47
December 31, 1995........................................          7.12           2.34           3.84           3.95
December 31, 1994........................................          5.47           2.24           3.24           3.23
December 31, 1993........................................          5.29           2.17           3.39           3.17
December 31, 1992........................................          4.87           2.13           3.06           2.91
Flex-Annuity IV Contracts (Note 5)
December 31, 1996........................................         $7.91          $2.11          $3.37          $4.18
December 31, 1995........................................          6.66           2.04           3.30           3.71
December 31, 1994........................................          5.14           1.95           2.80           3.05
December 31, 1993........................................          5.00           1.90           2.95           3.01
December 31, 1992........................................          4.62           1.88           2.67           2.78

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1996

                                                                               MML            MML
                                                                MML           Money         Managed          MML
                                                               Equity         Market          Bond          Blend
                                                              Division       Division       Division       Division
                                                              --------       --------       --------       --------
Investment income
Dividends (Note 3B)......................................  $  5,578,713   $    627,146   $    976,756   $ 14,764,595

Expenses
Mortality and expense risk fees and administrative
 expenses (Note 4).......................................     1,426,762        145,129        181,902      2,929,114
                                                           ------------   ------------   ------------   ------------

Net investment income (Note 3C)..........................     4,151,951        482,017        794,854     11,835,481
                                                           ------------   ------------   ------------   ------------
Net realized and unrealized gain (loss) on investments
Net realized gain on investments (Notes 3B, 3C and 6)....     5,420,157             --        214,016     10,879,672
Change in net unrealized appreciation/depreciation
 of investments..........................................    11,000,776             --       (734,476)     5,725,613
                                                           ------------   ------------   ------------   ------------

Net gain (loss) on investments...........................    16,420,933             --       (520,460)    16,605,285
                                                           ------------   ------------   ------------   ------------

Net increase in net assets resulting from operations.....  $ 20,572,884   $    482,017   $    274,394   $ 28,440,766
                                                           ============   ============   ============   ============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1996 and 1995

                                                                                        1996
                                                             ----------------------------------------------------------
                                                                                 MML            MML
                                                                  MML           Money         Managed           MML
                                                                 Equity         Market          Bond           Blend
                                                                Division       Division       Division        Division
                                                                --------       --------       --------        --------
Increase (decrease) in net assets
Operations:
 Net investment income.....................................  $  4,151,951    $   482,017    $   794,853    $ 11,835,481
 Net realized gain on investments..........................     5,420,157             --        214,016      10,879,672
 Change in net unrealized appreciation/depreciation
  of investments...........................................    11,000,776             --       (734,475)      5,725,613
                                                             ------------    -----------    -----------    ------------
 Net increase in net assets resulting from
  operations...............................................    20,572,884        482,017        274,394      28,440,766
                                                             ------------    -----------    -----------    ------------
Capital transactions (Note 7)
 Net contract payments (Note 5)............................     2,803,471      1,167,659        342,621       7,052,941
 Withdrawal of funds.......................................   (12,383,283)    (3,058,432)    (2,219,804)    (34,435,533)
 Payment of accumulation unit
  value fluctuation........................................       (40,371)        (6,348)        (3,204)       (164,050)
 Net charge (credit) to annuitant mortality fluctuation
  reserve (Note 3D)........................................         1,916         (3,240)         1,707             859
 Annuity benefit payments..................................       (24,127)        (8,874)       (11,536)        (32,671)
 Withdrawal due to administrative charges and
  contingent deferred sales charges (Note 5)...............      (182,949)       (24,475)       (26,842)       (454,750)
 Divisional transfers......................................     1,963,353        527,987       (398,408)     (2,092,932)
                                                             ------------    -----------    -----------    ------------
 Net decrease in net assets resulting from
   capital transactions....................................    (7,861,990)    (1,405,723)    (2,315,466)    (30,126,136)
                                                             ------------    -----------    -----------    ------------
Total increase (decrease)..................................    12,710,894       (923,706)    (2,041,072)     (1,685,370)

NET ASSETS, at beginning of the year.......................   112,555,745     13,589,821     16,843,832     242,220,823
                                                             ------------    -----------    -----------    ------------
NET ASSETS, at end of the year.............................  $125,266,639    $12,666,115    $14,802,760    $240,535,453
                                                             ============    ===========    ===========    ============
                                                                                        1995
                                                             ----------------------------------------------------------
                                                                                 MML            MML
                                                                  MML           Money         Managed           MML
                                                                 Equity         Market          Bond           Blend
                                                                Division       Division       Division        Division
                                                                --------       --------       --------        --------
Increase (decrease) in net assets
Operations:
 Net investment income.....................................  $  2,881,176    $   663,820    $   887,303    $ 11,347,981
 Net realized gain on investments..........................     3,658,747             --        193,944       9,840,151
 Change in net unrealized appreciation/depreciation
  of investments...........................................    20,094,519             --      1,684,631      25,406,451
                                                             ------------    -----------    -----------    ------------
 Net increase in net assets resulting from
  operations...............................................    26,634,442        663,820      2,765,878      46,594,583
                                                             ------------    -----------    -----------    ------------
Capital transactions (Note 7)
 Net contract payments (Note 5)............................     2,994,288        509,742        432,431       8,200,783
 Withdrawal of funds.......................................   (11,777,948)    (4,607,521)    (3,136,316)    (40,137,168)
 Payment of accumulation unit
  value fluctuation........................................       (44,781)        (6,007)        (6,266)       (130,576)
 Net charge (credit) to annuitant mortality fluctuation
  reserve (Note 3D)........................................           673          1,094          1,091            (748)
 Annuity benefit payments..................................       (19,994)        (8,990)       (11,230)        (21,050)
 Withdrawal due to administrative charges and
  contingent deferred sales charges (Note 5)...............      (197,617)       (33,771)       (32,829)       (549,616)
 Divisional transfers......................................     1,124,376       (319,626)       214,560      (1,019,310)
                                                             ------------    -----------    -----------    ------------
 Net decrease in net assets resulting from
   capital transactions....................................    (7,921,003)    (4,465,079)    (2,538,559)    (33,657,685)
                                                             ------------    -----------    -----------    ------------
Total increase (decrease)..................................    18,713,439     (3,801,259)       227,319      12,936,898

NET ASSETS, at beginning of the year.......................    93,842,306     17,391,080     16,616,513     229,283,925
                                                             ------------    -----------    -----------    ------------

NET ASSETS, at end of the year.............................  $112,555,745    $13,589,821    $16,843,832    $242,220,823
                                                             ============    ===========    ===========    ============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Notes To Financial Statements


1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate
    Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate
    Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified). These notes and the financial statements presented herein, with the exception of Note 8, describe and consist only of the Variable Annuity Fund 4, and Flex-Annuity IV (Qualified) segments (the "Segments").

2.  INVESTMENT OF THE SEGMENTS' ASSETS

    The Variable Annuity Fund 4 and the Flex-Annuity IV (Qualified) Segments each have four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are the four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, registered, open-end, diversified management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson & Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly-owned subsidiaries of Babson Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. MassMutual paid Concert a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segments in preparation of the financial statements in conformity with generally accepted accounting principles.

    A. Investment Valuation

    The investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.

    B. Accounting For Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C. Federal Income Taxes

    Operations of the Segments form a part of the total operations of MassMutual, and the Segments are not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segments will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on the Segments' investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segments.

    D. Annuitant Mortality Fluctuation Reserve

    The Segments maintain a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segments. Net transfers from MassMutual to the Segments totaled $4,324 and $5,001 for the years ended December 31, 1996 and 1995 respectively. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

    E. Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

    F. Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS

    A. Variable Annuity Fund 4 Contracts

    Currently, daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 0.730% of the value of the Variable Annuity Fund 4 Contracts. Effective on January 1 of any year after the first Contract year, the daily charge made for the assumption of mortality and expense risks will be as determined by MassMutual, but in no event will such charge be at an annual rate of more than 1.2045% of the value of the Variable Annuity Fund 4 Contracts.

    B. Flex-Annuity IV (Qualified) Contracts

    Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the Flex-Annuity IV Contracts.

5. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                                                                MML           MML
                                                                                  MML          Money       Managed          MML
    For the Year Ended                                                          Equity        Market         Bond          Blend
    December 31, 1996                                                          Division      Division      Division      Division
    -----------------                                                          --------      --------      --------      --------
    Gross contract payments.............................................. $   2,808,491  $   1,182,904  $    344,082  $   7,067,956
    Less deductions for administrative and sales expenses and
     premium taxes under Variable Annuity Fund 4 Contracts...............         3,573         14,728         1,290         11,391
    Less deductions for premium taxes under Flex-Annuity IV Contracts....         1,447            517           171          3,624
                                                                          -------------  -------------  ------------  -------------
    Net contract payments................................................ $   2,803,471  $   1,167,659  $    342,621  $   7,052,941
                                                                          =============  =============  ============  =============
    Administrative and contingent deferred sales charges under
     Flex-Annuity IV Contracts........................................... $     182,950  $      24,475  $     26,842  $     454,750
                                                                          =============  =============  ============  =============

                                                                                                MML           MML
                                                                                  MML          Money        Managed         MML
    For the Year Ended                                                          Equity        Market         Bond          Blend
    December 31, 1995                                                          Division      Division      Division      Division
    -----------------                                                          --------      --------      --------      --------
    Gross contract payments.............................................. $   3,002,021  $     514,936  $    434,861  $   8,220,424
    Less deductions for administrative and sales expenses and
     premium taxes under Variable Annuity Fund 4 Contracts...............         5,099          4,786         2,063         12,412
    Less deductions for premium taxes under Flex-Annuity IV Contracts....         2,634            408           367          7,229
                                                                          -------------  -------------  ------------  -------------
    Net contract payments................................................ $   2,994,288  $     509,742  $    432,431  $   8,200,783
                                                                          =============  =============  ============  =============
    Administrative and contingent deferred sales charges under
     Flex-Annuity IV Contracts........................................... $     197,617  $      33,771  $     32,829  $     549,616
                                                                          =============  =============  ============  =============

6.  PURCHASES AND SALES OF INVESTMENTS

    For the Year Ended                                                                               Cost of       Proceeds
    December 31, 1996                                                                               Purchases     from Sales
    ------------------                                                                              ---------     ----------

    MML Equity Fund........................................................................       $ 8,411,582     $13,568,088
    MML Money Market Fund..................................................................         3,946,927       4,838,943
    MML Managed Bond Fund..................................................................         1,496,438       2,979,258
    MML Blend Fund.........................................................................        17,208,241      35,785,014

7.  NET INCREASE (DECREASE) IN ACCUMULATION UNITS

    Variable Annuity Fund 4 Contracts

                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
    For the Year Ended                                                Equity         Market           Bond           Blend
    December 31, 1996                                                Division       Division        Division       Division
    -----------------                                                --------       --------        --------       --------

    Units purchased.............................................        5,682          75,720           4,193          33,807
    Units withdrawn.............................................     (144,918)       (151,393)        (81,113)       (610,402)
    Units transferred between divisions.........................       40,087          29,636         (40,519)        (49,992)
                                                                 ------------    ------------      ----------    ------------
    Net decrease................................................      (99,149)        (46,037)       (117,439)       (626,587)
    Units, at beginning of the year.............................    1,472,479       1,203,525         671,133       3,698,264
                                                                 ------------    ------------      ----------    ------------
    Units, at end of the year...................................    1,373,330       1,157,488         553,694       3,071,677
                                                                 ============    ============      ==========    ============

                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
    For the Year Ended                                                Equity         Market           Bond           Blend
    December 31, 1995                                                Division       Division        Division       Division
    -----------------                                                --------       --------        --------       --------

    Units purchased.............................................        9,451          23,784           6,726          39,810
    Units withdrawn.............................................     (172,279)       (460,818)       (155,542)       (633,799)
    Units transferred between divisions.........................       (1,640)         (1,328)          7,112          (2,264)
                                                                 ------------    ------------      ----------    ------------
    Net decrease................................................     (164,468)       (438,362)       (141,704)       (596,253)
    Units, at beginning of the year.............................    1,636,947       1,641,887         812,837       4,294,517
                                                                 ------------    ------------      ----------    ------------
    Units, at end of the year...................................    1,472,479       1,203,525         671,133       3,698,264
                                                                 ============    ============      ==========    ============

    Flex-Annuity IV Contracts

                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
    For the Year Ended                                                Equity         Market           Bond           Blend
    December 31, 1996                                                Division       Division        Division       Division
    -----------------                                                --------       --------        --------       --------

    Units purchased.............................................      388,620         480,230         100,612       1,783,209
    Units withdrawn.............................................   (1,589,083)     (1,319,030)       (594,986)     (8,303,737)
    Units transferred between divisions.........................      236,790         212,673         (75,046)       (479,440)
    Units transferred to annuity reserves.......................       (1,327)             --              --         (42,964)
                                                                 ------------    ------------      ----------    ------------
    Net decrease................................................     (965,000)       (626,127)       (569,420)     (7,042,932)
    Units, at beginning of the year.............................   15,282,232       5,241,173       4,286,573      61,250,763
                                                                 ------------    ------------      ----------    ------------
    Units, at end of the year...................................   14,317,232       4,615,046       3,717,153      54,207,831
                                                                 ============    ============      ==========    ============

                                                                                       MML             MML
                                                                        MML           Money          Managed          MML
    For the Year Ended                                                Equity         Market           Bond           Blend
    December 31, 1995                                                Division       Division        Division       Division
    -----------------                                                --------       --------        --------       --------

    Units purchased.............................................      500,886         229,924         134,136       2,407,509
    Units withdrawn.............................................   (1,874,761)     (1,800,159)       (861,622)    (11,481,023)
    Units transferred between divisions.........................      187,034        (163,035)         68,606        (284,586)
    Units transferred to annuity reserves.......................           --              --              --          (7,303)
                                                                 ------------    ------------      ----------    ------------
    Net decrease................................................   (1,186,841)     (1,733,270)       (658,880)     (9,365,403)
    Units, at beginning of the year.............................   16,469,073       6,974,443       4,945,453      70,616,166
                                                                 ------------    ------------      ----------    ------------
    Units, at end of the year...................................   15,282,232       5,241,173       4,286,573      61,250,763
                                                                 ============    ============      ==========    ============

8.  CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

    As discussed in Note 1, the financial statements only represent activity of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1996 for Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

                                                                    MML             MML
                                                     MML           Money          Managed           MML
    For the Year Ended                             Equity          Market           Bond           Blend
    December 31, 1996                             Division        Division        Division        Division
    -----------------                             --------        --------        --------        --------
    Total assets............................   $1,214,719,428   $  90,729,346   $119,495,147   $1,674,063,977
    Total liabilities.......................          249,887          30,259         24,609          363,218
                                               --------------   -------------   ------------   --------------
    Net assets..............................   $1,214,469,541   $  90,699,087   $119,470,538   $1,673,700,759
                                               ==============   =============   ============   ==============
    Net assets consist of:
    Accumulation units - Value..............   $1,213,899,309      90,602,466    119,321,259    1,672,789,860
    Annuity reserves........................          570,232          96,621        149,279          910,899
                                               --------------   -------------   ------------   --------------
    Net assets..............................   $1,214,469,541   $  90,699,087   $119,470,538   $1,673,700,759
                                               ==============   =============   ============   ==============

                                               *Oppenheimer   *Oppenheimer    *Oppenheimer
                                                 Capital         Global        Strategic
                                               Appreciation    Securities        Bond
                                                 Division       Division        Division
                                                 --------       --------        --------
    Total assets............................   $196,846,486   $ 113,396,412   $ 37,548,469
    Total liabilities.......................          2,754           1,248          1,780
                                               ------------   -------------   ------------
    Net assets..............................   $196,843,732   $ 113,395,164   $ 37,546,689
                                               ============   =============   ============

    Net assets consist of:
    Accumulation units - Value..............    196,841,170     113,395,164     37,546,689
    Annuity reserves........................          2,562              --             --
                                               ------------   -------------   ------------
    Net assets..............................   $196,843,732   $ 113,395,164   $ 37,546,689
                                               ============   =============   ============

    *Offered on the Flex Extra (Qualified) Contracts only.

9.  DISTRIBUTION AGREEMENT

    MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, acts as the principal underwriter of the Contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contracts are no longer offered for sale to the public. Contract Owners may continue, however, to make purchase payments under existing Contracts. MMLISI is the current broker-dealer for the existing contracts.

   Offered through MML Investors Services, Inc. Springfield, Massachusetts.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY





                         STATUTORY FINANCIAL STATEMENTS

                        as of December 31, 1996 and 1995
            and for the years ended December 31, 1996, 1995 and 1994

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statement of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1996 and 1995, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Connecticut Mutual Life Insurance Company for the year ended December 31, 1995 or for each of the two years in the period ended December 31, 1995, which, after restatement for the 1996 pooling of interests, reflect 25% of assets as of December 31, 1995, 26% and 26% of revenue, and 22% and 6% of net gain from operations for the years ended December 31, 1995 and 1994, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Connecticut Mutual Life Insurance Company, is based solely on the report of other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using statutory accounting practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to 1996, the Department of Insurance of the State of Connecticut, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not determinable at this time, are presumed to be material.

In our report dated February 5, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using statutory accounting practices, presented fairly, in all material respects, the financial position of the Massachusetts Mutual Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 in conformity with generally accepted accounting principles ("GAAP"). As described in Note 1 to the financial statements, financial statements of mutual life insurance enterprises issued or reissued after 1996, and prepared in accordance with statutory accounting principles, are no longer considered to be presentations in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 statutory financial statements as presented herein is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the third paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.

In our opinion, based upon our audits and the report of the other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, on the statutory basis of accounting described in Note 1.

                                        Coopers & Lybrand L.L.P
                                        Independent Accountants

Springfield, Massachusetts
February 7, 1997

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                    STATUTORY STATEMENT OF FINANCIAL POSITION

                                                               December 31,

                                                      1996                    1995
                                                   ----------                -------
                                                               (In Millions)
Assets:

Bonds                                                 $25,255.0              $23,625.1
Common stocks                                             336.6                  416.1
Mortgage loans                                          3,897.1                3,908.2
Real estate                                             1,840.9                1,652.6
Other investments                                       1,425.6                1,489.9
Policy loans                                            4,752.3                4,518.4
Cash and short-term investments                         1,075.4                2,342.8
Investment and insurance amounts receivable             1,102.4                1,059.3
Separate account assets                                13,563.5               11,309.5
Other assets                                               97.9                  174.6
                                                      ---------              ---------

                                                      $53,346.7              $50,496.5
                                                      =========              =========

                 See notes to statutory financial statements.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                                                   December 31,

                                                           1996                  1995
                                                         --------              --------
                                                                 (In Millions)
Liabilities:

Policyholders' reserves and funds                          $33,341.5            $32,893.1
Policyholders' dividends                                       885.3                832.6
Policy claims and other benefits                               373.8                395.5
Federal income taxes                                           440.7                338.5
Asset valuation reserve                                        689.2                566.8
Investment reserves                                            208.4                188.4
Separate account reserves and liabilities                   13,563.1             11,309.6
Amounts due on investments purchased and
  other liabilities                                          1,206.1              1,371.1
                                                          ----------           ----------

                                                            50,708.1             47,895.6

Policyholders' contingency reserves                          2,638.6              2,600.9
                                                          ----------           ----------

                                                           $53,346.7            $50,496.5
                                                          ==========           ==========

                 See notes to statutory financial statements.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                         STATUTORY STATEMENT OF INCOME

                                                                               Years ended December 31,

                                                                      1996                 1995                1994
                                                                    ---------           ---------           ---------
                                                                                      (In Millions)
Income:

Premium income                                                       $6,328.6            $5,727.7            $6,177.2
Net investment and other income                                       2,861.1             2,898.4             2,803.1
                                                                     --------            --------            --------

                                                                      9,189.7             8,626.1             8,980.3
                                                                     --------            --------            --------

Benefits and expenses:

Policy benefits and payments                                          6,048.2             5,152.2             5,449.6
Addition to policyholders' reserves and funds                           854.7             1,205.4             1,263.2
Commissions and operating expenses                                      763.5               833.7               959.3
State taxes, licenses and fees                                           96.4                89.4               105.6
Merger restructuring costs                                               66.1                44.0               -
                                                                     --------            --------            --------

                                                                      7,828.9             7,324.7             7,777.7
                                                                     --------            --------            --------

Net gain before federal income taxes and dividends                    1,360.8             1,301.4             1,202.6

Federal income taxes                                                    276.7               206.2               139.7
                                                                     --------            --------            --------

Net gain from operations before dividends                             1,084.1             1,095.2             1,062.9

Dividends to policyholders                                              859.9               819.0               824.7
                                                                     --------            --------            --------

Net gain from operations                                                224.2               276.2               238.2

Net realized capital gain (loss)                                         40.3               (85.8)             (164.3)
                                                                     --------            --------            --------

Net income                                                           $  264.5            $  190.4            $   73.9
                                                                     ========            ========            ========


                 See notes to statutory financial statements.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                         STATUTORY STATEMENT OF CHANGES
                     IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                               Years ended December 31,

                                                                      1996               1995                1994
                                                                    --------           --------            --------
                                                                                 (In Millions)
Policyholders' contingency reserves, beginning of year              $2,600.9           $2,569.1            $2,470.2
                                                                    --------           --------            --------

Increases (decreases) due to:
  Net income                                                           264.5              190.4                73.9
  Net unrealized capital gain (loss)                                    (1.7)              88.7                29.5
  Merger restructuring costs, net of tax                                 -                (45.4)                -
  Surplus notes                                                          -                  -                 100.0
  Change in asset valuation and investment reserves                   (142.4)             (75.6)              (38.2)
  Change in valuation bases of policyholders' reserves                 (72.2)            (108.2)              (51.1)
  Change in accounting for mortgage backed securities                                       -                  44.5
  Change in non-admitted assets and other                              (10.5)             (18.1)              (59.7)
                                                                    --------           --------            --------

                                                                        37.7               31.8                98.9
                                                                    --------           --------            --------

Policyholders' contingency reserves, end of year                    $2,638.6           $2,600.9            $2,569.1
                                                                    ========           ========            ========

                 See notes to statutory financial statements.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                        STATUTORY STATEMENT OF CASH FLOWS

                                                                                  Years Ended December 31,

                                                                         1996              1995            1994
                                                                      ----------        ----------      ----------
                                                                                       (In Millions)
Operating activities:
     Net income                                                       $    264.5        $    190.4       $    73.9
     Addition to policyholders' reserves and funds,
       net of transfers to separate accounts                               426.7             575.8           546.9
     Net realized capital (gain) loss                                      (40.3)             85.8           164.3
     Other changes                                                        (232.8)            (25.2)          124.2
                                                                      ----------        ----------      ----------

     Net cash provided by operating activities                             418.1             826.8           909.3
                                                                      ----------        ----------      ----------

Investing activities:
     Purchases of investments and loans                                (10,171.5)        (10,364.2)       (8,351.6)
     Sales or maturities of investments and receipts
        from repayment of loans                                          8,539.3           9,671.1         7,468.7
                                                                      ----------        ----------      ----------

     Net cash used in investing activities                              (1,632.2)           (693.1)         (882.9)
                                                                      ----------        ----------      ----------

Financing activities:
     Issuance of surplus notes                                              -                 -              100.0
     Repayments of long-term debt                                          (53.3)            (46.4)         (125.0)
                                                                      ----------        ----------      ----------

     Net cash used by financing activities                                 (53.3)            (46.4)          (25.0)
                                                                      ----------        ----------      ----------

Increase (decrease) in cash and short-term investments                  (1,267.4)             87.3             1.4

Cash and short-term investments, beginning of year                       2,342.8           2,255.5         2,254.1
                                                                      ----------        ----------      ----------

Cash and short-term investments, end of year                          $  1,075.4        $  2,342.8       $ 2,255.5
                                                                      ----------        ----------      ----------


                 See notes to statutory financial statements.

                    NOTES TO STATUTORY FINANCIAL STATEMENTS

Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company (" Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1994 in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to the merger, the Department of Insurance of the State of Connecticut. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. In 1995, merger-related expenses incurred by Massachusetts Mutual (the Company prior to the merger) of $44.0 million, were recorded in the statutory statement of income and the expenses incurred by Connecticut Mutual of $45.4 million, net of tax, were recorded as a component of changes in policyholders' contingency reserves, as permitted by each company's regulatory authority. On the merger date, policyholder reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million. The separate results of each company prior to the merger for the year ended December 31, 1995, are as follows: (a) income was $6,443.8 million for Massachusetts Mutual and $2,182.3 million for Connecticut Mutual; (b) net income was $160.7 million for Massachusetts Mutual and $29.6 million for Connecticut Mutual and (c) policyholders' contingency reserves increased by $143.7 million for Massachusetts Mutual and decreased by $112.0 million for Connecticut Mutual.

On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE. The Company's investment in MassMutual Holding Company Two, Inc. amounted to $187.8 million at December 31, 1995; its gain from operations reflected a $41 million dividend in 1995. Additionally, this investment produced an unrealized gain of $13.9 million in 1995 and an unrealized loss of $12.6 million in 1994.

1. Summary of Accounting Practices


   The accompanying statutory financial statements, except as to form, have been prepared in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, prior to the merger, The Department of Insurance of the State of Connecticut ("statutory accounting practices"), which practices were also considered to be in conformity with generally accepted accounting principles ("GAAP"). In 1993, the Financial Accounting Standards Board ("FASB") issued interpretation No. 40 ("Fin. 40"), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", which clarified that mutual life insurance companies issuing financial statements described as prepared in conformity with GAAP after 1995 are required to apply all applicable GAAP pronouncements in preparing those financial statements. In January 1995, the FASB issued Statement No. 120 ("SFAS 120"), Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," which among other things, extended the applicability of certain FASB statements to mutual life insurance companies and deferred the effective date of Fin. 40 to financial statements issued or reissued after 1996. As required by generally accepted auditing standards, the opinion expressed by our independent accountants on the 1995 and 1994 financial statements is different from that expressed in their previous report.

   The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows: (a) acquisition costs, such as commissions and other costs in connection with acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP would value bonds at fair value and (d) deferred income taxes are not provided for book-tax timing differences whereas GAAP would record deferred income taxes. Management has not yet completed GAAP financial statements, but believes that policyholders' contingency reserves based upon GAAP will be higher than policyholders' contingency reserves based upon statutory accounting practices.

   The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

   The following is a description of the Company's current principal accounting policies and practices.

   a.  Investments
       Bonds and stocks are valued in accordance with rules established by the National Association of Insurance Commissioners. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

       As promulgated by the National Association of Insurance Commissioners, the Company adopted the retrospective method of accounting for amortization of premium and discount on mortgage backed securities as of December 31, 1994. Prepayment assumptions for mortgage backed securities were obtained from a prepayment model, which factors in mortgage type, seasoning, coupon, current interest rate and the economic environment. The effect of this change, $44.5 million as of December 31, 1994, was recorded as an increase to policyholders' contingency reserves on the Statutory Statement of Financial Position and had no material effect on 1996 or 1995 net income. Through December 31, 1994, premium and discount on bonds were amortized into investment income over the stated lives of the securities.

       Mortgage loans are valued at principal less unamortized discount. Real estate is valued at cost less accumulated depreciation, impairments and mortgage encumbrances. Encumbrances totaled $27.3 million in 1996 and $3.0 million in 1995. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

       Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

       Short-term investments are stated at amortized cost, which approximates fair value.

     Investments in unconsolidated subsidiaries, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.
     In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve and an Interest Maintenance Reserve. The Asset Valuation Reserve and other investment reserves, as prescribed and permitted by the Division of Insurance, stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments.

     The Interest Maintenance Reserve captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments, as well as other financial instruments, including financial futures, U.S. Treasury purchase commitments, options, interest rate swaps, interest rate caps and interest rate floors. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $77.1 million in 1996, $130.7 million in 1995, and net realized after tax capital losses of $152.6 million in 1994 were charged to the Interest Maintenance Reserve. Amortization of the Interest Maintenance Reserve into net investment income amounted to $26.9 million in 1996, $5.0 million in 1995, and $45.8 million in 1994. In 1994, the Interest Maintenance Reserve resulted in a net loss deferral. In accordance with the practices of the National Association of Insurance Commissioners, the 1994 balance was recorded as a reduction of policyholders' contingency reserves.

     Realized capital gains and losses, less taxes, not includable in the Interest Maintenance Reserve, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

 b.  Separate Accounts
     Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contract holders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

 c.  Non-admitted Assets
     Assets designated as "non-admitted" (principally certain fixed assets, receivables and Interest Maintenance Reserve, when in a net loss deferral position) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

 d.  Policyholders' Reserves and Funds
     Policyholders' reserves for life contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.0 percent.

     Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee funds are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $9,073.8 million (fair value of $9,324.6 million as determined by discounted cash flow projections). Accident and health policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

       During 1996, 1995 and 1994, the Company changed its valuation basis for certain disability income contracts. The effects of these changes, $75.0 million in 1996, $108.2 million in 1995, and $51.1 million in 1994 were recorded as decreases to policyholders' contingency reserves.

   e.  Premium and Related Expense Recognition
       Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Accident and health premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations.


   f.  Policyholders' Dividends
       The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges.

   g.  Cash and Short-term Investments
       For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be short-term investments.

2. Policyholders' Contingency Reserves
   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

   a. Surplus Notes
      The Company issued surplus notes of $100.0 million at 7 1/2 percent and $250.0 million at 7 5/8 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

      All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

      Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, beginning on September 1, 1994, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, beginning on May 15, 1994, to holders of record on the preceding May 1 or November 1, respectively. In accordance with regulations of the National Association of Insurance Commissioners, interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1996 and 1995, and interest of $22.8 million was approved and paid in 1994.

      The proceeds of the notes, less a $32.2 million reserve in 1996 and a $35 million reserve in 1995 and 1994 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as approved by the Commissioner. These reserves, as permitted by the Division of Insurance, are included in investment reserves on the Statutory Statement of Financial Position.

3. Employee Benefit Plans
   The Company's employee benefit plans include plans in place for the employees of Massachusetts Mutual and Connecticut Mutual prior to the merger. These plans, which were managed separately, reflect different assumptions for 1995. Employees previously covered by the Connecticut Mutual pension plans will continue coverage under these plans. All other employees, including employees hired after the merger date, will be covered by the Massachusetts Mutual benefit plans.

   a. Pension
      The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes employees previously employed by Connecticut Mutual; the other includes all other eligible employees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, Employers' Accounting for Pensions. Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $97.2 million and $37.7 million in 1996 and 1995, respectively. In 1995, a pension asset of $70.9 million associated with the Connecticut Mutual plan was non-admitted in the financial statements, in accordance with Connecticut insurance regulations. On the merger date, the accounting for Connecticut Mutual pension plans was conformed to the Massachusetts Mutual policy of recording pension plan assets and liabilities, resulting in a $10.4 million increase in policyholders' contingency reserves. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1996 and 1995. The assets of the plans are invested in the Company's general account and separate accounts.

      The benefit status of the defined benefit plans as of December 31 is as follows:

                                           1996                 1995
                                         --------              ------
                                                (In Millions)

      Accumulated benefit obligation     $  611.5              $537.5
      Vested benefit obligation             606.5               525.7
      Projected benefit obligation          665.5               622.5
      Plan assets at fair value           1,021.7               941.3

      The following assumptions were used in determining the actuarial present value of both the accumulated and projected benefit obligation.

                                               MassMutual     Connecticut Mutual
                                                  Plan             Plan
                                               -----------  -----------

      Discount rate - 1996                           7.75%         7.75%
      Discount rate - 1995                           7.50          7.75
      Increase in future compensation levels         5.00          5.00
      Long-term rate of return on assets            10.00          9.00


     As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a pension plan curtailment gain of $15.3 million in 1996.

     The Company also has defined contribution plans for employees and agents. The expense credited to operations for all pension plans is $32.7 million in 1996, $10.9 million in 1995 and $5.0 million in 1994.

   b. Life and Health

     Certain life and health insurance benefits are provided to retired employees and agents through group insurance contracts. Substantially all of the Company's employees may become eligible for these benefits if they reach retirement age while working for the Company. In 1993, the Company adopted the National Association of Insurance Commissioners' accounting standard for postretirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees.

     The following rates were used in determining the accumulated postretirement benefit liability.

                                          MassMutual         Connecticut Mutual
                                             Plan                   Plan
                                          -----------         -----------

     Discount rate - 1996                       7.75%               7.75%
     Discount rate - 1995                       7.50                8.50
     Assumed increases in medical cost
        rates in the first year                 7.25               11.00
         declining to                           5.25                6.00
         within                              5 years                5 years

     The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. At December 31, 1996 and 1995, the net unfunded accumulated benefit obligation was $124.1 million and $109.2 million, respectively, for employees and agents eligible to retire or currently retired and $33.8 million and $42.7 million, respectively, for participants not eligible to retire. A Retired Lives Reserve Trust was funded to pay life insurance premiums for certain retired employees. Trust assets available for benefits were $23.0 million in 1996.

     As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a life and health plan curtailment loss of $13.9 million in 1996.

     The expense for 1996, 1995 and 1994 was $17.6 million, $22.9 million, and $19.8 million, respectively. A one percent increase in the annual assumed increase in medical cost rates would increase the 1996 accumulated postretirement benefit liability and benefit expense by $9.9 million and $1.5 million, respectively.

4. Related Party Transactions

   Pursuant to two 1994 reinsurance agreements with Mirus Life Insurance Company (Mirus) whereby the Company assumed all of the single premium immediate annuity business written by Mirus and ceded all of its group life, accident and health business to Mirus. A gain from operations of this business was reflected in 1995 as a $41 million dividend received from Mirus, which was recorded as net investment income on the Statutory Statement of Income. As previously discussed, on March 31, 1996, the Company sold MassMutual

   Holding Company Two, Inc. a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company to WellPoint Health Networks, Inc.

   The Company has a modified coinsurance quota-share reinsurance agreement with a wholly-owned subsidiary, C.M. Life Insurance Company, whereby the Company assumes 50% of the premiums on certain universal life policies issued by C.M. Life in 1985 and 75% of the premiums with issue dates on or after January 1, 1986. The Company pays a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment. Reserves for payment of future benefits are retained by C.M. Life.

5. Federal Income Taxes

   Provision for federal income taxes is based upon the Company's best estimate of its tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of equity tax, using the most current information, and other miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs, resulted in an effective tax rate which is other than the statutory tax rate.

   The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1991 for Connecticut Mutual, and is currently examining Connecticut Mutual for the years 1992 through 1995. The Company believes any adjustments resulting from such examinations will not materially affect its financial statements.

   Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1996 and 1995. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

   The Company plans to file its 1996 federal income tax return on a consolidated basis with its life and non-life affiliates. The Company and its life and non-life affiliates are subject to a written tax allocation agreement which allocates tax liability in a manner permitted under Treasury regulations. Generally, the agreement provides that loss members shall be compensated for the use of their losses and credits by other members.

   The Company made federal tax payments of $330.7 million in 1996, $147.3 million in 1995 and has a credit of $9.9 million in 1994. At December 31, 1996 and 1995, the Company established a liability for federal income taxes of $440.7 million and $338.6 million, respectively.

6. Investments

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

a.    Bonds

      The carrying value and estimated fair value of bonds are as follows:

                                             December 31, 1996
                               ---------------------------------------------
                                             Gross       Gross     Estimated
                                Carrying   Unrealized  Unrealized    Fair
                                 Value       Gains       Losses      Value
                               ----------  ----------  ----------  ---------
                                                (In Millions)

U. S. Treasury Securities       $ 8,042.6    $  344.0      $ 56.3  $ 8,330.3
 and Obligations of U. S.
 Government Corporations
 and Agencies
Debt Securities issued by            95.2        10.2          .5      104.9
 Foreign Governments
Mortgage-backed securities        3,969.7       125.5        43.3    4,051.9
State and local governments         173.2        13.1         2.1      184.2
Industrial securities            11,675.2       528.0       133.3   12,069.9
Utilities                           975.0        87.0        18.5    1,043.5
Affiliates                          324.1         4.3         3.5      324.9
                                ---------    --------      ------  ---------
 TOTAL                          $25,255.0    $1,112.1      $257.5  $26,109.6
                                =========    ========      ======  =========


                                                          December 31, 1995
                                                          -----------------
                                              Gross         Gross      Estimated
                               Carrying     Unrealized   Unrealized       Fair
                                Value         Gains         Losses       Value
                              ----------    ----------    ----------  ----------
                                                 (In Millions)
U. S. Treasury Securities       $ 9,391.5    $  837.0      $ 43.3     $10,185.2
 and Obligations of U. S.
 Government Corporations
 and Agencies
Debt Securities issued by
 Foreign Governments                261.9        27.9         0.1         289.7
Mortgage-backed securities        3,265.4       176.3         9.4       3,432.3
State and local governments         106.0        15.2         0.1         121.1
Industrial securities             9,030.7       762.8        57.8       9,735.7
Utilities                         1,417.6       152.4         2.9       1,567.1
Affiliates                          152.0         4.4         1.2         155.2
                                ---------    --------      ------     ---------
 TOTAL                          $23,625.1    $1,976.0      $114.8     $25,486.3
                                =========    ========      ======     =========

     The carrying value and estimated fair value of bonds at December 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                    Estimated
                                                          Carrying     Fair
                                                            Value      Value
                                                          ---------  ---------
                                                             (In Millions)

     Due in one year or less                              $   680.0  $   684.8
     Due after one year through five years                  5,128.8    5,219.7
     Due after five years through ten years                 6,879.6    7,112.6
     Due after ten years                                    5,195.4    5,496.1
                                                          ---------  ---------
                                                           17,883.8   18,513.2
     Mortgage-backed securities, including securities
       guaranteed by the U.S. Government                    7,371.2    7,596.4
                                                          ---------  ---------

      TOTAL                                               $25,255.0  $26,109.6
                                                          =========  =========

     Proceeds from sales of investments in bonds were $6,390.7 during 1996, $8,068.8 million during 1995 and $5,624.1 million during 1994. Gross capital gains of $188.8 million in 1996, $255.5 million in 1995 and $100.3 million in 1994 and gross capital losses of $79.9 million in 1996, $67.1 million in 1995 and $195.8 million in 1994 were realized on those sales, a portion of which were included in the Interest Maintenance Reserve. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix.

  b. Stocks

     Preferred stocks in good standing had fair values of $150.8 million in 1996 and $87.9 million in 1995, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks. Common stocks, except for unconsolidated subsidiaries, had a cost of $249.2 million in 1996 and $350.5 million in 1995.

  c. Mortgages

     The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, approximated carrying value less valuation reserves held.

  d. Other
     The carrying value of investments which were non-income producing for the preceding twelve months was $23.1 million and $113.9 million at December 31, 1996 and 1995, respectively. The Company had restructured loans with book values of $383.5 million, and $415.0 million at December 31, 1996 and 1995, respectively. The loans typically have been modified to defer a portion of the contracted interest payments to future periods. Interest deferred to future periods totaled $2.2 million in 1996, $2.5 million in 1995 and $2.2 million in 1994. The Company made voluntary contributions to the Asset Valuation Reserve of $6.8 million and $52.7 million in 1996 and 1994, respectively. No additional voluntary contribution to the Asset Valuation Reserve was made in 1995.

     It is not practicable to determine the fair value of policy loans as they do not have a stated maturity.

7. Portfolio Risk Management
   The Company manages its investment risks primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of instruments described below, which are not recorded in the financial statements, are based upon market prices or prices obtained from brokers. The Company does not hold or issue financial instruments for trading purposes.

   The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   The Company enters into financial futures contracts for the purpose of managing interest rate exposure. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Gains and losses on financial futures contracts are recorded when the contract is closed and amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. As of December 31, 1996, the Company did not have any open financial futures contracts.


   The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches
   between assets and liabilities and to   modify portfolio profiles to manage
   other risks identified.  Under interest rate swaps, the   Company agrees to
   an exchange, at specified intervals, between streams of variable rate and
   fixed   rate interest payments calculated by reference to an agreed-upon
   notional principal amount.  Net   amounts receivable and payable are accrued
   as adjustments to interest income and included in   investment and insurance
   amounts receivable on the Statutory Statement of Financial Position.    Gains
   and losses realized on the termination of contracts are amortized through the
   Interest   Maintenance Reserve over the remaining life of the associated contract. At December 31, 1996 and 1995, the Company had swaps with notional amounts of $2,239.5 million and $1,819.8 million, respectively. The fair values of these instruments were $20.7 million at December 31, 1996 and $9.2 million at December 31, 1995.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. At December 31, 1996 and 1995, the Company had option contracts with notional amounts of $1,928.4 million and $1,819.8 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $18.1 million and $21.7 million, which had fair values of $19.2 million and $63.5 million at December 31, 1996 and 1995, respectively.

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a given rate. Interest rate floor agreements grant the purchaser the right to receive the excess of a given rate over a referenced interest rate. Amounts paid for interest rate caps and floors are amortized into interest income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to interest income and included in the Statutory Statement of Financial Position as investment and insurance amounts receivable. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are amortized through the Interest Maintenance Reserve over the remaining life of the associated cap or floor agreement. At December 31, 1996 and 1995, the company had agreements with notional amounts of $3,859.6 million and $3,366.3 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $22.0 million and $14.0 million at December 31, 1996 and 1995, respectively. The fair values of these instruments were $15.2 million and $30.8 million at December 31, 1996 and 1995, respectively.

   The Company utilizes asset swap agreements to reduce exposures, such as currency risk and prepayment risk, built into certain assets acquired. Cross-currency interest rate swaps allow investment in foreign currencies, increasing access to additional investment opportunities, while limiting foreign exchange risk. Notional amounts relating to asset and currency swaps totaled $364.7 million and $333.7 million at December 31, 1996 and 1995, respectively. The fair values of these instruments were an unrecognized gain of $7.8 million at December 31, 1996 and $12.2 million at December 31, 1995.

   The Company enters into forward U.S. Treasury commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the Interest Maintenance Reserve over the remaining life of the asset. At December 31, 1996 and 1995, the Company had U. S. Treasury purchase commitments which will settle during the following year with contractual amounts of $1,639.4 million and $292.4 million and fair values of $1,627.4 million and $298.8 million, respectively.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $53.9 million and $86.9 million at December 31, 1996 and 1995, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, contingent collateral positions have been obtained with counterparties when considered prudent.

8. Reinsurance
   The Company cedes all of its group life and health business to UniCARE and has other reinsurance agreements with other insurance companies in the normal course of business. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Premiums ceded were $793.5 million in 1996, $904.1 million in 1995 and $151.4 million in 1994.

9. Liquidity
   The withdrawal characteristics of the policyholders' reserves and funds, including separate accounts, and the invested assets which support them at December 31, 1996 are illustrated below:


                                                 (In Millions)
Total policyholders' reserves and funds and
   separate account liabilities                    $ 47,148
Not subject to discretionary withdrawal              (6,010)
Policy loans                                         (4,752)
                                                   --------
  Subject to discretionary withdrawal                            $ 36,386
                                                                 --------

Total invested assets, including separate
   investment accounts                             $ 52,146
Policy loans and other invested assets              (13,458)
                                                   --------
  Readily marketable investments                                 $ 38,688
                                                                 --------

10.  Business Risks and Contingencies
 The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity. In 1996 and 1995, the Company elected not to admit $15.3 million and $17.6 million, respectively, of guaranty fund premium tax offset receivables relating to prior assessments.

 The Company is involved in litigation arising out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11.  Reclassifications
 Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

12.  Subsidiaries and Affiliated Companies
 Summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1996 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

Parent
------
Massachusetts Mutual Life Insurance Company

Subsidiaries of Massachusetts Mutual Life Insurance Company
-----------------------------------------------------------
C.M. Assurance Company
C.M. Benefit Insurance Company
C.M. Life Insurance Company
MassMutual Holding Company
MassMutual Holding Company Two, Inc. (Sold in March 1996)
MassMutual of Ireland, Limited
MML Bay State Life Insurance Company
MML Distributors, LLC

   Subsidiaries of MassMutual Holding Company
   ------------------------------------------
   GR Phelps, Inc.
   MassMutual Holding Trust I
   MassMutual Holding Trust II
   MassMutual Holding MSC, Inc.
   MassMutual International, Inc.
   MassMutual Reinsurance Bermuda (Sold in December 1996)
   MML Investor Services, Inc.
   State House One (Liquidated in December 1996)

   Subsidiaries of MassMutual Holding Trust I
   ------------------------------------------
   Antares Leveraged Capital Corporation
   Charter Oak Capital Management, Inc.
   Cornerstone Real Estate Advisors, Inc.
   DLB Acquisition Corporation
   Oppenheimer Acquisition Corporation - 86.15%

   Subsidiaries of MassMutual Holding Trust II
   -------------------------------------------
   CM Advantage, Inc.
   CM International, Inc.
   CM Property Management, Inc.
   High Yield Management, Inc.
   MMHC Investments, Inc.
   MML Realty Management
   Urban Properties, Inc.
   Westheimer 335 Suites, Inc.

   Subsidiaries of MassMutual International
   ----------------------------------------
   Compensa de Seguros de Vida S.A. - 33.5%
   MassLife Seguros de Vida (Argentina) S. A.
   MassMutual International (Bermuda) Ltd.
   Mass Seguros de Vida (Chile) S. A. - 33.5%
   MassMutual International (Luxemburg) S. A.

   MassMutual Holding MSC, Incorporated
   ------------------------------------
   MassMutual/Carlson CBO N. V. - 50%
   MassMutual Corporate Value Limited - 46%

Affiliates of Massachusetts Mutual Life Insurance Company
---------------------------------------------------------
MML Series Investment Fund
MassMutual Institutional Funds
Oppenheimer Value Stock Fund

                                    Part C

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a)      Financial Statements:

                  Financial Statements Included in Part A
                  ---------------------------------------

                  Condensed Financial Information

                  Financial Statements Included in Part B
                  ---------------------------------------

                  The Registrant
                  --------------

                  Report of Independent Accountants Statement of Assets and
                   Liabilities as of December 31, 1996
                  Statement of Operations for the year ended December 31, 1996 Statement of Changes in Net Assets for the years ended
                   December 31, 1996, and 1995
                  Notes to Financial Statements

                  The Depositor
                  -------------

                  Report of Independent Accountants
                  Statutory Statement of Financial Position as of December 31,
                   1996 and 1995
                  Statutory Statement of Income for the years ended
                   December 31, 1996, 1995 and 1994
                  Statutory Statement of Changes in Policyholders' Contingency
                   Reserves for the years ended December 31, 1996, 1995 and 1994
                  Statutory Statement of Cash Flows for the years ended
                   December 31, 1996, 1995 and 1994
                  Notes to Statutory Financial Statements

         (b)      Exhibits:

                  Exhibit 1             Copy of  Resolution  of the  Executive  Committee  of the Board of  Directors of
                                        Massachusetts  Mutual Life Insurance  Company,  authorizing the establishment of the  Registrant,  incorporated  by  reference  to Exhibit  A(1) to  Registrant's
                                        Registration  Statement  under  the  Investment  Company  Act of 1940,  File No.
                                        8ll-3200.

                  Exhibit 2             None

                  Exhibit 3             (i) Copy of  Distribution  Agreement  between the  Registrant  and MML Investors
                                        Services,  Inc.,  incorporated by reference to Exhibit 3(i) to Registrant's Post
                                        Effective  Amendment No. 7 to  Registration  Statement  under the Securities Act of 1933, File No. 2-75412.

                                        (ii) None

                  Exhibit 4             (i) Copy of the form of Flexible  Purchase Payment  Multi-Fund  Variable Annuity
                                        Contract,  incorporated by reference to Exhibit 4 to  Registrant's  Registration
                                        Statement under the Securities Act of 1933, File No. 2-75412.

                  Exhibit 5             The form of  Application  used with the  Flexible  Purchase  Payment  Multi-Fund
                                        Variable  Annuity  Contract in Exhibit 4 above,  incorporated  by  reference  to
                                        Exhibit 5 to  Registrant's  Registration  Statement  under the Securities Act of
                                        1933, File No. 2-75412.

                  Exhibit 6             (i)  Copy  of  the  Articles  of  Incorporation  of  Massachusetts  Mutual  Life
                                        Insurance   Company,   incorporated  by  reference  to  Exhibit  A  (6)  (a)  to
                                        Registrant's  Registration  Statement under the Investment  Company Act of 1940,
                                        File No. 811-3200.

                                        (ii) By-laws of Massachusetts Mutual Life Insurance Company incorporated by reference to
                                        Exhibit (6)(ii) to Registrant's Registration Statement under the Securities Act of 1933,
                                        File No. 811-3200.

                  Exhibit 7             None

                  Exhibit 8             None

                  Exhibit 9             Opinion of and consent of counsel, incorporated by reference to Exhibit 9 to Registrant's
                                        Registration statement under the Securities Act of 1933, File No. 2-75412.

                  Exhibit 10            (i) Written consent of Coopers & Lybrand L.L.P., independent accountants.
                                        (ii) Powers of Attorney

                  Exhibit 11            None

                  Exhibit 12            None

                  Exhibit 13            Schedule of Computation of Performance

                  Exhibit 14            Financial Data Schedule

Item 25.          Directors and Executive Officers of MassMutual
                  ----------------------------------------------

                  The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------------------------------------------------------
Name and Position                                Principal Occupation(s ) During Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director                      Chairman and Chief Executive Officer, Corning, Inc., since 1996, President and Chief Operating Officer 1990-1996.
-------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director                         President and Founder, Resolute Partners, LLC, since 1994; General Partner,
                                                 Blackstone Group, 1988-1994.
-------------------------------------------------------------------------------------------------------------------------------
Frank C. Carlucci, III, Director                 Chairman, The Carlyle Group, Inc., since 1989.
-------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                              Chairman, President and CEO, Computer Projections, Inc. since 1991.
-------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director                   Senior Vice President and Assistant General Counsel, SBC Communications Inc.
                                                 since 1995; Special Counsel, Sullivan & Cromwell, 1993-1995; Assistant
                                                 Secretary of State for Human Rights and Humanitarian Affairs, U.S.
                                                 Department of State, 1992-1993.
-------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                          Senior Fellow, The Brookings Institution, since 1977.
-------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director                        President and Chief Operating Officer, United Meridian Corporation, since
                                                 1996; Senior Vice President, Texaco, Inc. 1987-1996.
-------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director                       Senior Fellow, Yale University School of Forestry and Environmental Studies,
                                                 since 1995; Chairman and Chief Executive Officer, Northeast Utilities,
                                                 1983-1995.
-------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director                        President and Chief Executive Officer, Heublein, Inc., 1987-1996.
-------------------------------------------------------------------------------------------------------------------------------
Charles K. Gifford, Director                     Chief Executive Officer, First National Bank of Boston and The Bank of
                                                 Boston Corporation, since 1996, Chairman, President and CEO 1995-1996,
                                                 President and CEO 1989-1995.
-------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director                      Managing Director, Griggs & Santow, Inc., since 1983.
-------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director                       Chairman, President and CEO, Pitney Bowes, 1983-1996.
-------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director                 Director of various corporations, since 1972.
-------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director                       Chairman, Lubar & Co. Incorporated, since 1977.
-------------------------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director                   Senior Executive Vice President, Lucent Technologies 1996-1996; Executive
                                                 Vice President and CEO Multimedia Products Group, AT&T, 1994-1996; Executive
                                                 Vice President and CEO, Network Systems Group, 1993-1994;
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                 Group Executive and President, AT&T Network Systems, 1989-1993.
-------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director                        Managing Partner, Peach State Real Estate Holding Company, since 1984.
-------------------------------------------------------------------------------------------------------------------------------
Donald F. McCullough, Director                   Retired Chairman and Chief Executive Officer, Collins & Aikman Corp., since
                                                 1988.
-------------------------------------------------------------------------------------------------------------------------------
John J. Pajak, Director, President and Chief     President and Chief Operating Officer, MassMutual, since 1996, Vice Chairman
Operating Officer                                and Chief Administrative Officer, 1996-1996, Executive Vice President,
                                                 1987-1996.
-------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director, Chairman and        Chairman and Chief Executive Officer, MassMutual, since 1996, President and
Chief Executive Officer                          Chief Executive Officer, 1988-1996.
-------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director                        Chairman and Chief Executive Officer, The Gillette Company, since 1991.
-------------------------------------------------------------------------------------------------------------------------------
Executive Vice Presidents:
-------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                         Executive Vice President and General Counsel, MassMutual, since 1993, Senior
                                                 Vice President and Deputy General Counsel 1992-1993.
-------------------------------------------------------------------------------------------------------------------------------
John B. Davies                                   Executive Vice President, MassMutual, since 1994; Associate Executive Vice
                                                 President 1994-1994; General Agent, 1982-1993.
-------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                             Executive Vice President, Corporate Financial Operations, MassMutual, since
                                                 1994, Senior Vice President, 1991-1994.
-------------------------------------------------------------------------------------------------------------------------------
John M. Naughton                                 Executive Vice President, MassMutual, 1984-1997.
-------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                                   Executive Vice President, MassMutual, since 1997, Executive Vice President and Chief Operating Officer, David L. Babson & Co., Inc., 1995-1997; Chief
                                                 Operating Officer, Concert Capital Management, Inc., 1993-1995; Senior Vice
                                                 President and Chief Financial Officer, Liberty Financial Companies,
                                                 1977-1993.
-------------------------------------------------------------------------------------------------------------------------------
Gary E. Wendlandt                                Executive Vice President and Chief Investment Officer, MassMutual, since 1993,
                                                 Executive Vice President, 1992-1993, Senior Vice President, 1983-1992.
-------------------------------------------------------------------------------------------------------------------------------

Item 26.          Persons Controlled by or Under Common Control with the
                  ------------------------------------------------------
                  Depositor or Registrant
                  ----------------------

                  The assets of the Registrant, under state law, are assets of MassMutual.

                  The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

                  The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

LIST OF SUBSIDIARIES AND AFFILIATES

1. MassMutual Holding Company, a Delaware corporation, all the stock of which is owned by MassMutual.

2. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

3. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares are owned by MassMutual.

4. MML Bay State Life Insurance Company, a Missouri corporation, all the stock of which is owned by MassMutual.

5. MassMutual of Ireland, Ltd., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

6. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

7. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

8. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

9. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

10. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

11. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

14. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company.

15. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

16. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

17. MassLife Seguros de Vida S.A. (Argentina), a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.99% of the outstanding capital stock of MassLife Seguros de Vida S.A.

18. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

19. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for certain investment advisory subsidiaries of MassMutual. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

20. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC.

21. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company, all of the stock of which is owned by MassMutual Holding Trust I.

22. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

23. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

24. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

25. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

26. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

27. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

28. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

29. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

30. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

31. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 90% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

32. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

33. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

34. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

35. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Holding Company owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

36. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

37. MML Securities Corporation, a Massachusetts securities corporation, all of the stock of which is owned by MML Investors Services, Inc.

38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation.

39. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB Acquisition Corporation.

40 Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

41. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

42. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

43. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 90% ownership interest in this company.

44. First Israel Mezzanine Investors, Ltd., an Israeli corporation which operates as managing general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in First Israel Mezzanine Investors, Ltd.

45. First Israel Mezzanine Investors Fund, LP, a Delaware limited partnership, of which MassMutual holds a 37.5% ownership interest.

46. MBD Mezzanine Investments, LLC, a Delaware limited liability company, which operates as the participating general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in MBD Mezzanine Investments, LLC.

47. Diversified Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

48. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

49. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

50. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

51. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

52. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

53. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

54. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

55. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

56. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David
         L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

57. Oppenheimer Value Stock Fund ("OVSF) is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual owns 40% of the outstanding shares of beneficial interest.

58. Oppenheimer Series Fund I Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own approximately 27% of the outstanding shares of beneficial interest.

59. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

60. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

61. Main Street Advisers, Inc., a Delaware corporation, all the stock of which is owned by OppenheimerFunds, Inc.

62. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

63. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

64. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

65. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

66. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, all of the stock of which is owned by OppenheimerFunds, Inc.

67. Centennial Capital Corporation, a former sponsor of unit investment trust incorporated in Delaware, all the stock of which is owned by Centennial Asset Management Corporation.

68. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

69. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

70. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

71. The DLB Fund Group, an open-end management investment company, of which MassMutual owns at least 25% of each series.

MassMutual is the investment adviser the following investment companies, and as such may be deemed to control them.

1. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

2. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

3. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

4. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

5. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation that issued Collateralized Bond Obligations on or about May 1, 1991, which is owned equally by MassMutual interests (MassMutual and MassMutual Holding MSC, Inc.) and Carlson Investment Management Co.

6. MassMutual Corporate Value Partners, Limited, an off-shore unregistered investment company.

7. MassMutual High Yield Partners LLC, a high yield bond fund organized as Delaware limited liability company.


Item 27.          Number of Contract Owners
                  -------------------------

                  As of February 11, 1997, 14,424 Separate Account 1 Contracts were in force.

Item 28.          Indemnification
                  ---------------

                  MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         ----------------------

         (a) MML Investors Services, Inc., a wholly owned subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

          (b)(1) MML Investors Services, Inc. acted as the underwriter of the Contracts. The following people are the officers and directors of the co-underwriter.



                         MML INVESTORS SERVICES, INC.
                            OFFICERS AND DIRECTORS

Name and Position
with Co-Underwriter                                  Principal Business Address
-------------------                                  --------------------------
Kenneth M. Rickson                                   One Monarch Place
President and Chief                                  1414 Main Street
Operating Officer                                    Springfield, MA 01144-1013

Michael L. Kerley                                    One Monarch Place
Second Vice President                                1414 Main Street
Chief Legal Officer                                  Springfield, MA 01144-1013
Assistant Secretary

Ronald E. Thomson                                    One Monarch Place
Treasurer and Second                                 1414 Main Street
Vice President                                       Springfield, MA 01144-1013

Thomas J. Finnegan, Jr.                              1295 State Street
Secretary/Clerk                                      Springfield, MA 01111

Marilyn A. Sponzo                                    One Monarch Place
Assistant Secretary                                  1414 Main Street
                                                     Springfield, MA 01144-1013

John E. Forrest                                      One Monarch Place
Second Vice President                                1414 Main Street
National Sales Director                              Springfield, MA 01144-1013

Eileen D. Leo                                        One Monarch Place
Assistant Treasurer                                  1414 Main Street
                                                     Springfield, MA 01103-1013

William Bartol                                       One Monarch Place
Compliance Officer                                   1414 Main Street
                                                     Springfield, MA 01144-1013

Robert S. Rosenthal                                  One Monarch Place
Compliance Officer                                   1414 Main Street
                                                     Springfield, MA 01144-1013

Trudy A. Fearon                                      One Monarch Place
Sr. Registered Options Principal                     1414  Main Street
                                                     Springfield, MA 01144-1013

Dennis L. Reyhons                                    1295 State Street
Regional Supervisor/South                            Springfield, MA 01111

Nicholas J. Orphan                                   245 Peach Tree Center Ave.
Regional Supervisor/South                            Suite 2330
                                                     Atlanta, GA 30303

                      MML INVESTORS SERVICES, INC.                        Page 2
                            OFFICERS AND DIRECTORS

Name and Position
with Co-Underwriter                                  Principal Business Address
-------------------                                  --------------------------
William L. Tindall                                   1295 State Street
Chief Pension Management                             Springfield, MA 01111
Field Force Supervisor

Robert W. Kumming                                    1295 State Street
Regional Pension Management                          Springfield, MA 01111
Supervisor (East/Central)

Peter J. Zummo                                       1295 State Street
Regional Pension Management                          Springfield, MA 01111
Supervisor (South/West)

Bruce Lukowiak                                       6263 North Scottsdale Rd.
Regional Supervisor/West                             Suite 222
                                                     Scottsdale, AZ 85250

Robert Burke                                         One Lincoln Centre
Regional Supervisor/Central                          Suite 1490
                                                     Oak Brook Terrace, IL
                                                     60181-4271

Lawrence V. Burkett                                  1295 State Street
Chairman of the Board                                Springfield, MA 01111
of Directors

Peter Cuozzo, CLU, ChFC                              1295 State Street
Director                                             Springfield, MA 01111

John B. Davies                                       1295 State Street
Director                                             Springfield, MA 01111


Daniel J. Fitzgerald                                 1295 State Street
Director                                             Springfield, MA 01111

Maureen R. Ford                                      140 Garden Street
Director                                             Hartford, CT 01654

Gary T. Huffman                                      1295 State Street
Director                                             Springfield, MA 01111

Isadore Jermyn, FIA, ASA                             1295 State Street
Director                                             Springfield, MA 01111

Susan Alfano                                         1295 State Street
Director                                             Springfield, MA 01111

Anne Melissa Dowling                                 140 Garden Street
Director                                             Hartford, CT 01654


         (c) See the section captioned "Service Arrangements and Distribution" in the Statement of Additional Information.

Item 30. Location of Accounts and Records
         --------------------------------

                  All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 31. Management Related Services
         ---------------------------

                  None

Item 32. Undertakings
         ------------

         (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Registrant asserts that the Separate Account meets the definition of a separate account under the Investment Company Act of 1940.

         (e) Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible purchase payment individual variable annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by Massachusetts Mutual Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Post-Effective Amendment No. 16 to Registration Statement No. 2-75412 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the st day of April, 1997.

           MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

           MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
           (Depositor)


           By: /s/ Thomas B. Wheeler*
              ----------------------------------------
           Thomas B. Wheeler, Chief Executive Officer
           Massachusetts Mutual Life Insurance Company


/s/ Richard M. Howe      On April 21, 1997, as Attorney-in-Fact pursuant to
--------------------     powers of attorney filed herewith.
*Richard M. Howe

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to Registration Statement No. 2-75412 has been signed by the following persons in the capacities and on the duties indicated.

    Signature                                        Title                                  Date
    ---------                                        -----                                  ----
/s/ Thomas B. Wheeler*              Chief Executive Officer and                         April 21, 1997
-------------------------                     Chairman of the Board
Thomas B. Wheeler


/s/ John J. Pajak*                  President, Chief Operating Officer                  April 21, 1997
--------------------------------              and Director
John J. Pajak


/s/ Daniel J. Fitzgerald*           Executive Vice President,                           April 21, 1997
--------------------------------              Chief Financial Officer &
Daniel J. Fitzgerald                          Chief Accounting Officer



/s/ Roger G. Ackerman*                     Director                                    April 21, 1997
----------------------------
Roger G. Ackerman


/s/ James R. Birle*                        Director                                    April 21, 1997
----------------------------
James R. Birle


/s/ Frank C. Carlucci, III*                Director                                    April 21, 1997
----------------------------
Frank C. Carlucci, III


/s/ Gene Chao*                             Director                                    April 21, 1997
----------------------------
Gene Chao, Ph.D.


/s/ Patricia Diaz Dennis*                  Director                                    April 21, 1997
----------------------------
Patricia Diaz Dennis


/s/ Anthony Downs*                         Director                                    April 21, 1997
----------------------------
Anthony Downs


/s/ James L. Dunlap*                       Director                                    April 21, 1997
----------------------------
James L. Dunlap


/s/ William B. Ellis*                      Director                                    April 21, 1997
----------------------------
William B. Ellis, Ph.D.


/s/ Robert M. Furek*                       Director                                    April 21, 1997
----------------------------
Robert M. Furek


/s/ Charles K. Gifford*                    Director                                    April 21, 1997
----------------------------
Charles K. Gifford


/s/ William N. Griggs*                     Director                                    April 21, 1997
----------------------------
William N. Griggs


/s/ George B. Harvey*                      Director                                    April 21, 1997
----------------------------
George B. Harvey


/s/ Barbara B. Hauptfuhrer*                Director                                    April 21, 1997
---------------------------
Barbara B. Hauptfuhrer


/s/ Sheldon B. Lubar*                      Director                                    April 21, 1997
-----------------------------
Sheldon B. Lubar


/s/ William B. Marx, Jr.*                  Director                                    April 21, 1997
-----------------------------
    William B. Marx, Jr.


/s/ John F. Maypole*                       Director                                    April 21, 1997
-----------------------------
John F. Maypole


/s/ Donald F. McCullough*                  Director                                    April 21, 1997
---------------------------
Donald F. McCullough

/s/ Alfred M. Zeien*                       Director                                    April 21, 1997
------------------------------
Alfred M. Zeien


/s/ Richard M. Howe                        On April 21, 1997, as Attorney-in-Fact pursuant to
------------------------------                     powers of attorney filed herewith.
*Richard M. Howe

                     REPRESENTATION BY REGISTRANT'S COUNSEL
                     ______________________________________

As counsel to the Registrant, I, Richard M. Howe, have reviewed this Post-Effective Amendment No. 16 to Registration Statement No. 2-75412, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



                                       /s/Richard M. Howe
                                       ------------------
                                       Richard M. Howe
                                       2nd VP & Associate General Counsel
                                       Massachusetts Mutual Life
                                       Insurance Company

                                 EXHIBIT LIST



Exhibit 10 -     (i) Written consent of Coopers & Lybrand L.L.P., independent public accountants.
                 (ii) Powers of Attorney

Exhibit 13 -     Schedule of Computation of Performance

Exhibit 14 -     Financial Data Schedule